UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21323

Eaton Vance Limited Duration Income Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

Semiannual Report October 31, 2007

EATON VANCE
LIMITED
DURATION
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker–dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Limited Duration Income Fund as of October 31, 2007

inveStMent uPdate

The Fund

Performance for the Past Six Months

•                  Based on share price, Eaton Vance Limited Duration Income Fund (the “Fund”), a closed-end fund traded on the American Stock Exchange (“AMEX”), had a total return of -10.79% for the six months ended October 31, 2007.(1) That return was the result of a decrease in share price to $15.96 on October 31, 2007, from $18.70 on April 30, 2007, and the reinvestment of $0.757 in dividend income.

•                  Based on net asset value (NAV), the Fund had a total return of 0.30% for the six months ended October 31, 2007.(1) That return was the result of a decrease in NAV per share to $17.58 on October 31, 2007, from $18.32 on April 30, 2007, and the reinvestment of $0.757 in dividend income.

•                  The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions.

•                  Based on the Fund’s most recent dividend and a closing share price of $15.96 on October 31, 2007, the Fund had a market yield of 9.48%.(2)

Recent Fund Developments

•                  As of October 31, 2007, the Fund’s investments were allocated primarily to senior, secured loans (40.9%), mortgage-backed securities (MBS) (30.9%), and high-yield bonds (26.7%).

•                  During the six months ended October 31, 2007, the senior loan portion of the portfolio was affected by a loan market correction in the third quarter of 2007. This correction was distinguished from previous corrections by the fact that corporate loan default rates remained at historic lows, just 0.5%, according to Standard & Poor’s. Thus, while there were increasing signs of a weakening economy, the exaggerated market decline was primarily based on technical factors. The Fund’s senior loan holdings remained diversified in terms of industry, market and geography — a strategy management believes should help weather an economic downturn. Publishing, cable and satellite television, health care, chemicals and plastics, and business equipment and services were the largest industry weightings. The Fund had a modest exposure to home builders but had no exposure to subprime or mortgage lenders during the six months ended October 31, 2007.(3)

•                  The portion of the Fund investing in high-yield bonds was affected by the bond market’s correction in the third quarter of 2007, which hurt performance. However, some of the losses were recovered after the Federal Reserve cut interest rates in September. Among the stronger performing sectors were metals, specialty retailers, energy and health care. For example, retailers of popular electronic games fared well. For-profit education companies, whose revenues are less correlated to GDP, also held up well. Mining companies enjoyed strong demand and surging prices for base metals. Cyclical sectors were among the lagging performers, notably home builders and financials, but the high-yield portion of the Fund remained significantly underweighted in both of these sectors relative to the Merrill Lynch U.S. High Yield Master II Index, an unmanaged index of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.(3),(4)

•                  Within the Fund’s MBS investments, management maintained a large position in seasoned fixed-rate MBS. While the Fund’s seasoned MBS had no direct exposure to subprime investments or non-agency MBS, they were nonetheless affected by the over-

Continued on page 2.

(1)         Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares and its securities lending program. In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

(2)         The Fund’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.

(3)         Fund investments may not be representative of the Fund’s current or future investments and may change due to active management.

(4)         It is not possible to invest directly in an Index. An Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

Eaton Vance Limited Duration Income Fund as of October 31, 2007

Fund PeRFORManCe

all spread widening in the fixed-income markets. However, that widening was partially offset by a decline in overall bond yields. With MBS spreads in the 125 basis point range (1.25%) at October 31, 2007, MBS represented, in the view of management, better value than in recent years. Prepayment rates for the Fund’s seasoned MBS were slightly lower during the fiscal year, as homeowners were less motivated to refinance their mortgages.(1)

•                  At October 31, 2007, the Fund had leverage in the amount of approximately 35.8% of the Fund’s total assets. The Fund’s senior loan investments are floating rate, as is the cost of leverage. During the period, the allocation to loans was typically greater than the amount of leverage. The Fund is leveraged through the issuance of Auction Preferred Shares and its securities lending program. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

Performance*
Symbol	EVV

Average Annual Total Return (by share price, AMEX)
Six Months	-10.79%
One Year	-4.52
Life of Fund (5/30/03)	4.43

Average Annual Total Return (at net asset value)
Six Months	0.30%
One Year	5.52
Life of Fund (5/30/03)	6.74

*                 Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares and its securities lending program. In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Fund allocations(2)

By total investments

(1)         Fund investments may not be representative of the Fund’s current or future investments and may change due to active management.

(2)         Fund allocations are shown as a percentage of the Fund’s gross assets, which represented 157% of the Fund’s net assets as of 10/31/07. Fund allocations may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

	Senior Floating-Rate Interests — 64.3%(1)
	Principal Amount*	Borrower/Tranche Description	Value
	Aerospace and Defense — 1.2%
	ACTS Aero Technical Support & Service, Inc.
	1,075,000	Term Loan, 8.47%, Maturing October 5, 2014	$1,046,781
	Atlantic Inertial Systems, Inc.
	1,695,750	Term Loan, 8.25%, Maturing July 20, 2014	1,683,032
	AWAS Capital, Inc.
	698,094	Term Loan, 7.00%, Maturing March 22, 2013	664,934
	2,755,212	Term Loan, 11.25%, Maturing March 22, 2013	2,713,884
	CACI International, Inc.
	337,131	Term Loan, 6.79%, Maturing May 3, 2011	333,339
	Colt Defense, LLC
	997,500	Term Loan, 8.00%, Maturing July 9, 2014	991,266
	DAE Aviation Holdings, Inc.
	669,056	Term Loan, 7.80%, Maturing July 31, 2009	668,638
	757,467	Term Loan, 8.93%, Maturing July 31, 2014	757,941
	573,477	Term Loan, 8.93%, Maturing July 31, 2014	573,835
	Evergreen International Aviation
	1,302,019	Term Loan, 8.30%, Maturing October 31, 2011	1,269,469
	Hawker Beechcraft Acquisition
	2,476,915	Term Loan, 7.17%, Maturing March 26, 2014	2,427,570
	210,638	Term Loan, 7.17%, Maturing March 26, 2014	206,442
	Hexcel Corp.
	1,706,538	Term Loan, 7.03%, Maturing March 1, 2012	1,672,407
	IAP Worldwide Services, Inc.
	2,210,625	Term Loan, 11.50%, Maturing December 30, 2012	2,009,458
	Spirit AeroSystems, Inc.
	1,326,419	Term Loan, 6.90%, Maturing December 31, 2011	1,316,471
	TransDigm, Inc.
	3,100,000	Term Loan, 7.20%, Maturing June 23, 2013	3,056,408
	Vought Aircraft Industries, Inc.
	1,295,576	Term Loan, 7.34%, Maturing December 17, 2011	1,284,240
	Wesco Aircraft Hardware Corp.
	1,458,750	Term Loan, 7.45%, Maturing September 29, 2013	1,443,859
	Wyle Laboratories, Inc.
	275,691	Term Loan, 8.11%, Maturing January 28, 2011	271,555
			$24,391,529
	Air Transport — 0.5%
	Airport Development and Investment, Ltd.
GBP	2,465,175	Term Loan, 10.28%, Maturing April 7, 2011	$4,988,473
	Delta Air Lines, Inc.
	1,720,688	Term Loan, 8.08%, Maturing April 30, 2014	1,708,090
	Northwest Airlines, Inc.
	2,772,000	DIP Loan, 7.03%, Maturing August 21, 2008	2,673,824
			$9,370,387

	Principal Amount*	Borrower/Tranche Description	Value
	Automotive — 2.1%
	A.T.U. Auto-Teile-Unger Investment GmbH & Co. KG
EUR	2,698,276	Term Loan, Maturing August 20, 2012(2)	$3,723,183
	Accuride Corp.
	2,337,795	Term Loan, 7.13%, Maturing January 31, 2012	2,293,962
	Adesa, Inc.
	5,112,188	Term Loan, 7.45%, Maturing October 18, 2013	4,954,712
	Affina Group, Inc.
	2,313,738	Term Loan, 7.96%, Maturing November 30, 2011	2,312,292
	Allison Transmission, Inc.
	4,300,000	Term Loan, 8.17%, Maturing September 30, 2014	4,201,457
	AxleTech International Holding, Inc.
	1,950,000	Term Loan, 11.73%, Maturing April 21, 2013	1,918,312
	CSA Acquisition Corp.
	599,200	Term Loan, 7.75%, Maturing December 23, 2011	591,835
	589,756	Term Loan, 7.75%, Maturing December 23, 2011	582,507
	491,250	Term Loan, 7.75%, Maturing December 23, 2012	488,794
	Dana Corp.
	2,400,000	Term Loan, 7.98%, Maturing March 30, 2008	2,389,714
	Dayco Products, LLC
	2,577,366	Term Loan, 7.76%, Maturing June 21, 2011	2,497,630
	Delphi Corp.
	1,000,000	Term Loan, 7.38%, Maturing April 8, 2008	997,750
	Federal-Mogul Corp.
	1,950,000	DIP Loan, 6.65%, Maturing December 31, 2007	1,942,736
	Ford Motor Co.
	2,307,563	Term Loan, 8.70%, Maturing December 15, 2013	2,225,748
	General Motors Corp.
	1,910,563	Term Loan, 7.62%, Maturing November 29, 2013	1,878,083
	Goodyear Tire & Rubber Co.
	3,450,000	Term Loan, 6.43%, Maturing April 30, 2010	3,360,155
	Keystone Automotive Operations, Inc.
	1,166,188	Term Loan, 8.65%, Maturing January 12, 2012	1,091,357
	LKQ Corp.
	1,325,000	Term Loan, 7.36%, Maturing October 12, 2014	1,321,687
	TriMas Corp.
	314,063	Term Loan, 6.79%, Maturing August 2, 2011	308,959
	1,347,328	Term Loan, 7.23%, Maturing August 2, 2013	1,325,434
	United Components, Inc.
	1,704,545	Term Loan, 7.38%, Maturing June 30, 2010	1,672,585
			$42,078,892
	Beverage and Tobacco — 0.5%
	Beverage Packaging Holdings
EUR	1,000,000	Term Loan, 6.56%, Maturing May 11, 2015	$1,419,623
EUR	1,000,000	Term Loan, 6.81%, Maturing May 11, 2016	1,426,857

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Beverage and Tobacco (continued)
	Constellation Brands, Inc.
	1,240,000	Term Loan, 6.69%, Maturing June 5, 2013	$1,224,242
	Culligan International Co.
EUR	1,400,000	Term Loan, 9.33%, Maturing May 31, 2013	1,802,650
	997,500	Term Loan, 7.28%, Maturing November 24, 2014	935,156
	Liberator Midco Ltd.
GBP	350,878	Term Loan, 14.14%, Maturing October 27, 2016	733,757
	Southern Wine & Spirits of America, Inc.
	2,945,669	Term Loan, 6.70%, Maturing May 31, 2012	2,940,146
			$10,482,431
	Brokers, Dealers and Investment Houses — 0.1%
	AmeriTrade Holding Corp.
	2,108,393	Term Loan, 6.25%, Maturing December 31, 2012	$2,087,090
			$2,087,090
	Building and Development — 2.8%
	AIMCO Properties, L.P.
	3,050,000	Term Loan, 6.39%, Maturing March 23, 2011	$3,006,156
	Beacon Sales Acquisition, Inc.
	915,750	Term Loan, 7.16%, Maturing September 30, 2013	879,120
	Brickman Group Holdings, Inc.
	1,442,750	Term Loan, 7.14%, Maturing January 23, 2014	1,403,074
	Building Materials Corp. of America
	1,910,599	Term Loan, 7.94%, Maturing February 22, 2014	1,744,785
	Capital Automotive REIT
	3,651,282	Term Loan, 6.88%, Maturing December 16, 2010	3,613,108
	Epco/Fantome, LLC
	1,896,000	Term Loan, 7.59%, Maturing November 23, 2010	1,900,740
	Hovstone Holdings, LLC
	1,108,217	Term Loan, 7.63%, Maturing February 28, 2009	1,008,477
	LNR Property Corp.
	3,700,000	Term Loan, 8.11%, Maturing July 3, 2011	3,616,750
	Metroflag BP, LLC
	700,000	Term Loan, 14.09%, Maturing July 1, 2008	693,000
	Mueller Water Products, Inc.
	2,001,105	Term Loan, 6.69%, Maturing May 24, 2014	1,973,278
	NCI Building Systems, Inc.
	1,476,484	Term Loan, 6.88%, Maturing June 18, 2010	1,448,800
	Nortek, Inc.
	3,953,057	Term Loan, 7.05%, Maturing August 27, 2011	3,873,996
	Panolam Industries Holdings, Inc.
	1,441,617	Term Loan, 7.95%, Maturing September 30, 2012	1,383,953

Principal Amount*	Borrower/Tranche Description	Value
Building and Development (continued)
PlyGem Industries, Inc.
2,637,689	Term Loan, 7.95%, Maturing August 15, 2011	$2,483,384
98,556	Term Loan, 7.95%, Maturing August 15, 2011	92,790
Realogy Corp.
4,440,387	Term Loan, 8.24%, Maturing September 1, 2014	4,138,440
1,198,485	Term Loan, 8.24%, Maturing September 1, 2014	1,116,988
South Edge, LLC
287,500	Term Loan, 6.81%, Maturing October 31, 2009	258,750
Standard Pacific Corp.
1,260,000	Term Loan, 7.27%, Maturing May 5, 2013	1,064,700
Stile Acquisition Corp.
957,122	Term Loan, 7.12%, Maturing April 6, 2013	901,627
Stile U.S. Acquisition Corp.
958,753	Term Loan, 7.12%, Maturing April 6, 2013	903,163
Tousa/Kolter, LLC
1,460,133	Term Loan, 8.46%, Maturing January 7, 2008	1,456,483
TRU 2005 RE Holding Co.
7,325,000	Term Loan, 8.13%, Maturing December 9, 2008	7,257,852
United Subcontractors, Inc.
1,000,000	Term Loan, 12.36%, Maturing June 27, 2013	830,000
WCI Communities, Inc.
4,375,000	Term Loan, 8.62%, Maturing December 23, 2010	4,206,562
Wintergames Acquisition ULC
3,658,836	Term Loan, 8.13%, Maturing April 24, 2008	3,631,394
		$54,887,370
Business Equipment and Services — 3.9%
ACCO Brands Corp.
1,792,440	Term Loan, 7.18%, Maturing August 17, 2012	$1,767,794
Activant Solutions, Inc.
930,897	Term Loan, 7.38%, Maturing May 1, 2013	891,916
Affiliated Computer Services
1,056,188	Term Loan, 6.82%, Maturing March 20, 2013	1,044,966
2,789,688	Term Loan, 6.96%, Maturing March 20, 2013	2,760,047
Affinion Group, Inc.
2,924,617	Term Loan, 7.98%, Maturing October 17, 2012	2,903,902
Allied Security Holdings, LLC
1,638,182	Term Loan, 8.20%, Maturing June 30, 2010	1,632,039
DynCorp International, LLC
1,190,117	Term Loan, 7.25%, Maturing February 11, 2011	1,151,438
Education Management, LLC
3,936,693	Term Loan, 7.00%, Maturing June 1, 2013	3,828,434
Euronet Worldwide, Inc.
868,421	Term Loan, 7.10%, Maturing April 4, 2012	861,365

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Info USA, Inc.
	736,931	Term Loan, 7.20%, Maturing February 14, 2012	$725,877
	iPayment, Inc.
	2,179,561	Term Loan, 7.04%, Maturing May 10, 2013	2,081,480
	ista International GmbH
EUR	1,522,526	Term Loan, 6.34%, Maturing May 14, 2015	2,096,513
EUR	302,474	Term Loan, 6.34%, Maturing May 14, 2015	416,506
	Kronos, Inc.
	1,596,000	Term Loan, 7.45%, Maturing June 11, 2014	1,547,122
	Language Line, Inc.
	2,496,432	Term Loan, 8.42%, Maturing June 11, 2011	2,439,222
	Mitchell International, Inc.
	1,500,000	Term Loan, 10.50%, Maturing March 28, 2015	1,380,000
	N.E.W. Holdings I, LLC
	2,623,835	Term Loan, 7.77%, Maturing May 22, 2014	2,485,265
	Protection One, Inc.
	2,055,563	Term Loan, 7.39%, Maturing March 31, 2012	2,017,021
	Quantum Corp.
	593,750	Term Loan, 8.70%, Maturing July 12, 2014	589,297
	Quintiles Transnational Corp.
	1,231,250	Term Loan, 7.20%, Maturing March 31, 2013	1,210,089
	2,225,000	Term Loan, 9.20%, Maturing March 31, 2014	2,213,875
	Sabre, Inc.
	5,636,484	Term Loan, 6.96%, Maturing September 30, 2014	5,366,288
	Serena Software, Inc.
	1,690,000	Term Loan, 7.18%, Maturing March 10, 2013	1,636,483
	Sitel (Client Logic)
	1,825,238	Term Loan, 7.30%, Maturing January 29, 2014	1,738,539
	Solera Holdings, LLC
EUR	1,169,125	Term Loan, 6.75%, Maturing May 15, 2014	1,649,146
	SunGard Data Systems, Inc.
	14,550,553	Term Loan, 7.36%, Maturing February 11, 2013	14,385,200
	TDS Investor Corp.
EUR	1,051,592	Term Loan, 6.98%, Maturing August 23, 2013	1,492,865
	1,778,654	Term Loan, 7.45%, Maturing August 23, 2013	1,746,416
	356,888	Term Loan, 7.45%, Maturing August 23, 2013	350,419
	Transaction Network Services, Inc.
	941,456	Term Loan, 7.48%, Maturing May 4, 2012	927,335
	U.S. Security Holdings, Inc.
	985,000	Term Loan, 7.87%, Maturing May 8, 2013	987,462
	Valassis Communications, Inc.
	426,667	Term Loan, 0.00%, Maturing March 2, 2014(3)	406,667
	2,069,311	Term Loan, 6.95%, Maturing March 2, 2014	1,972,312
	VWR International, Inc.
	2,325,000	Term Loan, 7.70%, Maturing June 28, 2013	2,250,165

Principal Amount*		Borrower/Tranche Description	Value
Business Equipment and Services (continued)
WAM Acquisition, S.A.
EUR	368,919	Term Loan, 6.57%, Maturing May 4, 2014	$520,117
EUR	231,081	Term Loan, 6.57%, Maturing May 4, 2014	325,788
EUR	368,919	Term Loan, 6.82%, Maturing May 4, 2015	522,543
EUR	231,081	Term Loan, 6.82%, Maturing May 4, 2015	327,307
West Corp.
	3,712,570	Term Loan, 7.27%, Maturing October 24, 2013	3,646,828
			$76,296,048
Cable and Satellite Television — 4.4%
Atlantic Broadband Finance, LLC
	2,582,514	Term Loan, 7.45%, Maturing February 10, 2011	$2,551,309
Bragg Communications, Inc.
	3,425,000	Term Loan, 8.06%, Maturing August 31, 2014	3,431,422
Bresnan Broadband Holdings, LLC
	725,000	Term Loan, 7.18%, Maturing March 29, 2014	708,429
	1,550,000	Term Loan, 9.95%, Maturing March 29, 2014	1,546,771
Cequel Communications, LLC
	995,000	Term Loan, 7.27%, Maturing November 5, 2013	965,647
	2,175,000	Term Loan, 9.86%, Maturing May 5, 2014	2,142,375
	4,357,943	Term Loan, 11.36%, Maturing May 5, 2014	4,291,484
Charter Communications Operating, Inc.
	15,023,954	Term Loan, 6.99%, Maturing April 28, 2013	14,463,065
CSC Holdings, Inc.
	3,866,125	Term Loan, 6.88%, Maturing March 29, 2013	3,782,682
CW Media Holdings, Inc.
	875,000	Term Loan, 8.50%, Maturing February 15, 2015	875,000
DirecTV Holdings, LLC
	1,846,059	Term Loan, 6.25%, Maturing April 13, 2013	1,837,342
Insight Midwest Holdings, LLC
	7,025,000	Term Loan, 7.00%, Maturing April 6, 2014	6,889,867
Kabel BW GmbH and Co.
EUR	1,000,000	Term Loan, 7.26%, Maturing June 9, 2013	1,404,955
EUR	1,000,000	Term Loan, 7.76%, Maturing June 9, 2014	1,412,189
MCC Iowa, LLC
	2,420,000	Term Loan, 6.72%, Maturing March 31, 2010	2,325,620
Mediacom Broadband Group
	2,433,126	Term Loan, 6.61%, Maturing January 31, 2015	2,363,174
Mediacom Illinois, LLC
	4,802,459	Term Loan, 6.61%, Maturing January 31, 2015	4,671,141
NTL Investment Holdings, Ltd.
	3,266,856	Term Loan, 7.22%, Maturing March 30, 2012	3,178,040
GBP	745,787	Term Loan, 8.29%, Maturing March 30, 2012	1,504,122
GBP	379,213	Term Loan, 8.29%, Maturing March 30, 2012	764,808

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
Orion Cable GmbH
EUR	1,100,000	Term Loan, 7.03%, Maturing October 31, 2014	$1,570,869
EUR	1,100,000	Term Loan, 7.98%, Maturing October 31, 2015	1,578,826
ProSiebenSat.1 Media AG
EUR	750,000	Term Loan, Maturing March 2, 2015(2)	1,008,102
EUR	469,800	Term Loan, 6.19%, Maturing March 2, 2015(3)	651,862
EUR	48,181	Term Loan, 6.55%, Maturing June 26, 2015	67,086
EUR	1,187,219	Term Loan, 6.55%, Maturing June 26, 2015	1,653,065
EUR	750,000	Term Loan, Maturing March 2, 2016(2)	1,008,102
EUR	469,800	Term Loan, 6.40%, Maturing March 2, 2016(3)	657,156
UPC Broadband Holding B.V.
EUR	5,800,000	Term Loan, 6.30%, Maturing October 16, 2011	8,139,894
	2,800,000	Term Loan, 7.13%, Maturing December 31, 2014	2,713,813
YPSO Holding SA
EUR	2,480,685	Term Loan, 6.68%, Maturing July 28, 2014	3,486,646
EUR	957,340	Term Loan, 6.68%, Maturing July 28, 2014	1,345,558
EUR	1,561,975	Term Loan, 6.68%, Maturing July 28, 2014	2,195,383
			$87,185,804
Chemicals and Plastics — 4.2%
AZ Chem US, Inc.
	1,492,500	Term Loan, 7.54%, Maturing February 28, 2013	$1,440,262
	500,000	Term Loan, 11.01%, Maturing February 28, 2014	456,666
Brenntag Holding GmbH and Co. KG
	490,909	Term Loan, 7.39%, Maturing December 23, 2013	481,193
	2,009,091	Term Loan, 7.39%, Maturing December 23, 2013	1,969,327
	1,300,000	Term Loan, 9.39%, Maturing December 23, 2015	1,250,437
Celanese Holdings, LLC
EUR	1,990,000	Term Loan, 6.54%, Maturing April 6, 2011	2,817,853
	6,044,625	Term Loan, 6.98%, Maturing April 2, 2014	5,948,920
Cognis GmbH
EUR	1,084,426	Term Loan, 6.73%, Maturing September 15, 2013	1,515,943
EUR	265,574	Term Loan, 6.73%, Maturing September 15, 2013	371,251
Columbian Chemicals Acquisition
	990,000	Term Loan, 6.95%, Maturing March 16, 2013	957,825
First Chemical Holding
EUR	1,000,000	Term Loan, 6.75%, Maturing December 18, 2014(3)	1,414,901
EUR	1,000,000	Term Loan, 7.23%, Maturing December 18, 2015(3)	1,421,332
Foamex L.P.
	3,421,020	Term Loan, 7.44%, Maturing February 12, 2013	3,298,435
Georgia Gulf Corp.
	1,224,191	Term Loan, 7.63%, Maturing October 3, 2013	1,211,057
Hercules, Inc.
	1,215,175	Term Loan, 6.71%, Maturing October 8, 2010	1,207,580

	Principal Amount*	Borrower/Tranche Description	Value
	Chemicals and Plastics (continued)
	Hexion Specialty Chemicals, Inc.
	2,038,365	Term Loan, 7.50%, Maturing May 5, 2013	$2,021,485
	442,791	Term Loan, 7.50%, Maturing May 5, 2013	439,124
	4,950,000	Term Loan, 7.63%, Maturing May 5, 2013	4,909,009
	Huish Detergents, Inc.
	1,271,813	Term Loan, 7.20%, Maturing April 26, 2014	1,214,240
	INEOS Group
	500,000	Term Loan, 7.36%, Maturing December 14, 2013	496,339
	500,000	Term Loan, 7.86%, Maturing December 14, 2014	496,339
	Innophos, Inc.
	331,250	Term Loan, 7.01%, Maturing August 10, 2010	328,766
	Invista B.V.
	3,080,177	Term Loan, 6.70%, Maturing April 29, 2011	3,033,975
	1,632,723	Term Loan, 6.70%, Maturing April 29, 2011	1,608,232
	ISP Chemco, Inc.
	3,790,500	Term Loan, 7.09%, Maturing June 4, 2014	3,710,899
	Kleopatra
EUR	800,000	Term Loan, 7.28%, Maturing January 3, 2016	1,066,737
	1,200,000	Term Loan, 7.74%, Maturing January 3, 2016	1,086,000
	Kranton Polymers, LLC
	3,231,458	Term Loan, 7.25%, Maturing May 12, 2013	3,158,750
	Lucite International Group Holdings
	786,042	Term Loan, 7.45%, Maturing July 7, 2013	772,287
	278,310	Term Loan, 7.45%, Maturing July 7, 2013	273,440
	Lyondell Chemical Co.
	5,148,000	Term Loan, 6.25%, Maturing August 16, 2013	5,129,411
	MacDermid, Inc.
EUR	1,203,603	Term Loan, 6.98%, Maturing April 12, 2014	1,689,073
	Millenium Inorganic Chemicals
	525,000	Term Loan, 7.45%, Maturing April 30, 2014	510,344
	1,375,000	Term Loan, 10.95%, Maturing October 31, 2014	1,292,500
	Momentive Performance Material
	2,580,500	Term Loan, 7.81%, Maturing December 4, 2013	2,535,803
	Mosaic Co.
	293,099	Term Loan, 6.63%, Maturing December 21, 2012	292,811
	Nalco Co.
	5,791,534	Term Loan, 6.97%, Maturing November 4, 2010	5,768,733
	Professional Paint, Inc.
	962,813	Term Loan, 7.64%, Maturing May 31, 2012	914,672
	Propex Fabrics, Inc.
	1,620,321	Term Loan, 10.58%, Maturing July 31, 2012	1,450,187
	Rockwood Specialties Group, Inc.
	3,719,625	Term Loan, 6.46%, Maturing December 10, 2012	3,665,925
	Solo Cup Co.
	2,676,182	Term Loan, 8.66%, Maturing February 27, 2011	2,674,748

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Chemicals and Plastics (continued)
	Solutia, Inc.
	5,670,828	DIP Loan, 8.06%, Maturing March 31, 2008	$5,665,514
	Wellman, Inc.
	1,250,000	Term Loan, 9.36%, Maturing February 10, 2009	1,222,187
			$83,190,512
	Clothing / Textiles — 0.4%
	Hanesbrands, Inc.
	3,036,152	Term Loan, 6.74%, Maturing September 5, 2013	$3,002,566
	1,125,000	Term Loan, 8.82%, Maturing March 5, 2014	1,132,734
	St. John Knits International, Inc.
	1,346,699	Term Loan, 8.20%, Maturing March 23, 2012	1,326,499
	Warnaco, Inc.
	707,222	Term Loan, 6.74%, Maturing January 31, 2013	700,150
	William Carter Co. (The)
	1,167,810	Term Loan, 6.40%, Maturing July 14, 2012	1,150,536
			$7,312,485
	Conglomerates — 1.4%
	Amsted Industries, Inc.
	2,224,369	Term Loan, 7.28%, Maturing October 15, 2010	$2,189,613
	Blount, Inc.
	509,357	Term Loan, 6.88%, Maturing August 9, 2010	499,807
	Doncasters (Dunde HoldCo 4 Ltd.)
	613,558	Term Loan, 7.61%, Maturing July 13, 2015	596,700
	613,558	Term Loan, 8.11%, Maturing July 13, 2015	598,234
GBP	734,483	Term Loan, 10.60%, Maturing January 13, 2016	1,476,190
	GenTek, Inc.
	1,459,106	Term Loan, 7.34%, Maturing February 25, 2011	1,431,748
	Goodman Global Holdings, Inc.
	486,482	Term Loan, 7.19%, Maturing December 23, 2011	474,320
	ISS Holdings A/S
EUR	1,491,228	Term Loan, 6.73%, Maturing December 31, 2013	2,114,672
EUR	208,772	Term Loan, 6.73%, Maturing December 31, 2013	296,054
	Jarden Corp.
	2,427,505	Term Loan, 6.95%, Maturing January 24, 2012	2,383,507
	988,012	Term Loan, 6.95%, Maturing January 24, 2012	970,105
	Johnson Diversey, Inc.
	3,327,893	Term Loan, 7.36%, Maturing December 16, 2011	3,292,535
	Polymer Group, Inc.
	4,273,875	Term Loan, 7.29%, Maturing November 22, 2012	4,241,821
	RBS Global, Inc.
	1,681,967	Term Loan, 7.60%, Maturing July 19, 2013	1,674,609
	419,688	Term Loan, 7.64%, Maturing July 19, 2013	417,851

Principal Amount*		Borrower/Tranche Description	Value
Conglomerates (continued)
RGIS Holdings, LLC
	96,187	Term Loan, 7.25%, Maturing April 30, 2014	$92,580
	1,923,750	Term Loan, 7.25%, Maturing April 30, 2014	1,851,609
US Investigations Services, Inc.
	2,650,000	Term Loan, Maturing February 21, 2015(2)	2,577,125
Vertrue, Inc.
	1,225,000	Term Loan, 8.20%, Maturing August 16, 2014	1,191,312
			$28,370,392
Containers and Glass Products — 2.0%
Berry Plastics Corp.
	5,671,500	Term Loan, 7.36%, Maturing April 3, 2015	$5,519,078
Bluegrass Container Co.
	494,648	Term Loan, 7.29%, Maturing June 30, 2013	492,395
	1,653,165	Term Loan, 7.32%, Maturing June 30, 2013	1,645,636
	224,242	Term Loan, 9.75%, Maturing December 30, 2013	225,784
	700,758	Term Loan, 9.75%, Maturing December 30, 2013	705,575
Consolidated Container Co.
	1,000,000	Term Loan, 10.66%, Maturing September 28, 2014	882,500
Crown Americas, Inc.
	693,000	Term Loan, 7.31%, Maturing November 15, 2012	684,915
Graham Packaging Holdings Co.
	6,069,500	Term Loan, 7.66%, Maturing October 7, 2011	5,964,231
Graphic Packaging International, Inc.
	8,208,750	Term Loan, 7.39%, Maturing May 16, 2014	8,169,906
IPG (US), Inc.
	1,047,053	Term Loan, 9.59%, Maturing July 28, 2011	1,039,200
JSG Acquisitions
EUR	1,800,764	Term Loan, 6.39%, Maturing December 31, 2014	2,548,592
EUR	1,800,764	Term Loan, 6.65%, Maturing December 31, 2014	2,560,154
EUR	180,907	Term Loan, 6.66%, Maturing December 31, 2014	255,970
EUR	217,564	Term Loan, 6.91%, Maturing December 31, 2014	309,390
Kranson Industries, Inc.
	1,114,798	Term Loan, 7.45%, Maturing July 31, 2013	1,098,076
Owens-Brockway Glass Container
	2,034,688	Term Loan, 6.59%, Maturing June 14, 2013	2,002,261
Smurfit-Stone Container Corp.
	872,221	Term Loan, 5.02%, Maturing November 1, 2011	865,271
	79,936	Term Loan, 7.19%, Maturing November 1, 2011	79,299
	1,420,261	Term Loan, 7.43%, Maturing November 1, 2011	1,408,943
	2,224,951	Term Loan, 7.52%, Maturing November 1, 2011	2,207,221
Tegrant Holding Corp.
	1,990,000	Term Loan, 7.88%, Maturing March 8, 2013	1,910,400
			$40,574,797

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Cosmetics / Toiletries — 0.4%
	American Safety Razor Co.
	997,475	Term Loan, 7.51%, Maturing July 31, 2013	$987,500
	1,200,000	Term Loan, 11.69%, Maturing July 31, 2014	1,200,000
	Bausch & Lomb, Inc.
	155,000	Term Loan, Maturing April 30, 2015(2)	155,436
	620,000	Term Loan, Maturing April 30, 2015(2)	621,744
	KIK Custom Products, Inc.
	1,400,000	Term Loan, 10.20%, Maturing November 30, 2014	1,169,000
	Prestige Brands, Inc.
	2,893,537	Term Loan, 7.73%, Maturing April 7, 2011	2,879,069
			$7,012,749
	Drugs — 0.4%
	Graceway Pharmaceuticals, LLC
	1,597,917	Term Loan, 7.95%, Maturing May 3, 2012	$1,532,802
	1,000,000	Term Loan, 11.70%, Maturing May 3, 2013	915,000
	300,000	Term Loan, 13.45%, Maturing November 3, 2013	255,000
	Pharmaceutical Holdings Corp.
	853,125	Term Loan, 8.07%, Maturing January 30, 2012	831,797
	Stiefel Laboratories, Inc.
	709,725	Term Loan, 7.50%, Maturing December 28, 2013	696,418
	927,900	Term Loan, 7.50%, Maturing December 28, 2013	910,502
	Warner Chilcott Corp.
	826,530	Term Loan, 7.20%, Maturing January 18, 2012	815,372
	2,761,686	Term Loan, 7.24%, Maturing January 18, 2012	2,724,403
			$8,681,294
	Ecological Services and Equipment — 0.8%
	Allied Waste Industries, Inc.
	1,565,962	Term Loan, 5.50%, Maturing January 15, 2012	$1,540,027
	2,911,119	Term Loan, 6.54%, Maturing January 15, 2012	2,862,905
	Big Dumpster Merger Sub, Inc.
	688,822	Term Loan, 7.45%, Maturing February 5, 2013	654,381
	Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 6.98%, Maturing April 1, 2015	1,421,733
	Environmental Systems Products Holdings, Inc.
	466,049	Term Loan, 13.75%, Maturing December 12, 2010(4)	466,049
	IESI Corp.
	3,464,706	Term Loan, 7.17%, Maturing January 20, 2012	3,371,592
	Kemble Water Structure Ltd.
GBP	1,750,000	Term Loan, 10.05%, Maturing October 13, 2013	3,574,016
	Sensus Metering Systems, Inc.
	759,214	Term Loan, 7.26%, Maturing December 17, 2010	747,826
	49,327	Term Loan, 7.36%, Maturing December 17, 2010	48,587

	Principal Amount*	Borrower/Tranche Description	Value
	Ecological Services and Equipment (continued)
	Waste Services, Inc.
	1,000,000	Term Loan, 7.38%, Maturing March 31, 2011	$985,000
	Wastequip, Inc.
	311,178	Term Loan, 7.04%, Maturing February 5, 2013(3)	295,619
			$15,967,735
	Electronics / Electrical — 1.8%
	AMI Semiconductor, Inc.
	2,108,001	Term Loan, 6.82%, Maturing April 1, 2012	$2,039,491
	Aspect Software, Inc.
	2,623,500	Term Loan, 8.25%, Maturing July 11, 2011	2,544,795
	2,350,000	Term Loan, 12.31%, Maturing July 11, 2013	2,256,000
	EnerSys Capital, Inc.
	1,524,108	Term Loan, 7.07%, Maturing March 17, 2011	1,497,436
	FCI International Loan Agreement, Series B
EUR	750,000	Term Loan, 6.51%, Maturing November 2, 2013	1,056,127
	Freescale Semiconductor, Inc.
	5,632,438	Term Loan, 7.33%, Maturing December 1, 2013	5,418,782
	Infor Enterprise Solutions Holdings
	3,448,029	Term Loan, 8.95%, Maturing July 28, 2012	3,361,828
	1,798,971	Term Loan, 8.95%, Maturing July 28, 2012	1,753,997
	500,000	Term Loan, 10.70%, Maturing March 2, 2014	471,250
	183,333	Term Loan, 11.45%, Maturing March 2, 2014	172,792
	316,667	Term Loan, 11.45%, Maturing March 2, 2014	298,458
	Network Solutions, LLC
	1,063,742	Term Loan, 7.61%, Maturing March 7, 2014	1,010,555
	Open Solutions, Inc.
	2,438,180	Term Loan, 7.28%, Maturing January 23, 2014	2,339,129
	Sensata Technologies Finance Co.
	3,777,187	Term Loan, 6.76%, Maturing April 27, 2013	3,684,442
	Spectrum Brands, Inc.
	83,608	Term Loan, 4.97%, Maturing March 30, 2013	82,479
	1,687,163	Term Loan, 9.37%, Maturing March 30, 2013	1,664,387
	SS&C Technologies, Inc.
	2,125,576	Term Loan, 7.20%, Maturing November 23, 2012	2,093,692
	TTM Technologies, Inc.
	445,500	Term Loan, 7.22%, Maturing October 27, 2012	443,829
	VeriFone, Inc.
	472,500	Term Loan, 6.71%, Maturing October 31, 2013	470,728
	Vertafore, Inc.
	2,487,516	Term Loan, 8.01%, Maturing January 31, 2012	2,453,312
	975,000	Term Loan, 11.51%, Maturing January 31, 2013	948,188
			$36,061,697

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Equipment Leasing — 0.4%
	Hertz Corp. (The)
	3,828,917	Term Loan, 6.87%, Maturing December 21, 2012	$3,776,441
	688,889	Term Loan, 6.99%, Maturing December 21, 2012	679,448
	Maxim Crane Works, L.P.
	1,246,875	Term Loan, 6.81%, Maturing June 29, 2014	1,184,531
	United Rentals, Inc.
	519,459	Term Loan, 5.32%, Maturing February 14, 2011	517,901
	1,234,911	Term Loan, 7.13%, Maturing February 14, 2011	1,231,207
			$7,389,528
	Farming / Agriculture — 0.3%
	BF Bolthouse HoldCo, LLC
	2,947,500	Term Loan, 7.50%, Maturing December 16, 2012	$2,914,341
	1,475,000	Term Loan, 10.70%, Maturing December 16, 2013	1,471,774
	Central Garden & Pet Co.
	2,511,750	Term Loan, 6.56%, Maturing February 28, 2014	2,310,810
			$6,696,925
	Financial Intermediaries — 0.6%
	Citco III, Ltd.
	1,775,000	Term Loan, 7.63%, Maturing June 30, 2014	$1,726,188
	Coinstar, Inc.
	589,936	Term Loan, 7.13%, Maturing July 7, 2011	589,198
	Grosvenor Capital Management
	718,261	Term Loan, 7.33%, Maturing December 5, 2013	707,487
	INVESTools, Inc.
	625,000	Term Loan, 8.45%, Maturing August 13, 2012	612,500
	Jupiter Asset Management Group
GBP	635,294	Term Loan, 8.74%, Maturing June 30, 2015	1,262,485
	LPL Holdings, Inc.
	5,614,891	Term Loan, 7.20%, Maturing December 18, 2014	5,544,705
	RJO Holdings Corp. (RJ O'Brien)
	675,000	Term Loan, 7.76%, Maturing July 31, 2014	621,844
	Travelex America Holdings, Inc.
	625,000	Term Loan, Maturing October 31, 2013(2)	612,500
	625,000	Term Loan, Maturing October 31, 2014(2)	615,625
			$12,292,532
	Food Products — 1.7%
	Acosta, Inc.
	2,987,188	Term Loan, 7.01%, Maturing July 28, 2013	$2,927,444
	Advantage Sales & Marketing, Inc.
	3,590,058	Term Loan, 6.94%, Maturing March 29, 2013	3,468,894
	599,869	Term Loan, 6.94%, Maturing March 29, 2013	579,624

Principal Amount*		Borrower/Tranche Description	Value
Food Products (continued)
American Seafoods Group, LLC
	1,167,559	Term Loan, 6.95%, Maturing September 30, 2011	$1,132,532
Birds Eye Foods, Inc.
	430,833	Term Loan, 6.95%, Maturing March 22, 2013	418,178
Chiquita Brands, LLC
	3,338,593	Term Loan, 7.88%, Maturing June 28, 2012	3,291,993
Dean Foods Co.
	4,950,125	Term Loan, 6.70%, Maturing April 2, 2014	4,802,463
MafCo Worldwide Corp.
	929,659	Term Loan, 7.60%, Maturing December 8, 2011	904,093
Michael Foods, Inc.
	1,565,962	Term Loan, 7.36%, Maturing November 21, 2010	1,546,387
National Dairy Holdings, L.P.
	2,091,149	Term Loan, 6.82%, Maturing March 15, 2012	2,044,098
Pinnacle Foods Finance, LLC
	6,384,000	Term Loan, 7.95%, Maturing April 2, 2014	6,186,779
Provimi Group SA
EUR	402,189	Term Loan, 6.60%, Maturing June 28, 2015	564,775
EUR	548,225	Term Loan, 6.60%, Maturing June 28, 2015	769,846
EUR	797,242	Term Loan, 6.62%, Maturing June 28, 2015(3)	1,119,528
EUR	462,604	Term Loan, 6.63%, Maturing June 28, 2015(3)	649,612
	231,370	Term Loan, 7.37%, Maturing June 28, 2015	224,574
	188,011	Term Loan, 7.37%, Maturing June 28, 2015	182,488
Reddy Ice Group, Inc.
	3,130,000	Term Loan, 7.00%, Maturing August 9, 2012	3,075,225
			$33,888,533
Food Service — 1.0%
AFC Enterprises, Inc.
	703,971	Term Loan, 7.50%, Maturing May 23, 2009	$692,532
Aramark Corp.
	330,207	Term Loan, 5.20%, Maturing January 26, 2014	322,818
	4,614,037	Term Loan, 7.20%, Maturing January 26, 2014	4,510,798
GBP	992,500	Term Loan, 8.44%, Maturing January 27, 2014	2,010,226
Buffets, Inc.
	245,000	Term Loan, 5.10%, Maturing May 1, 2013	222,797
	1,841,088	Term Loan, 8.54%, Maturing November 1, 2013	1,674,239
Burger King Corp.
	1,743,983	Term Loan, 6.75%, Maturing June 30, 2012	1,727,851
CBRL Group, Inc.
	2,319,501	Term Loan, 6.86%, Maturing April 27, 2013	2,261,514
Denny's, Inc.
	176,667	Term Loan, 5.12%, Maturing March 31, 2012	174,458
	905,478	Term Loan, 7.26%, Maturing March 31, 2012	894,160

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Food Service (continued)
	JRD Holdings, Inc.
	896,094	Term Loan, 7.74%, Maturing June 26, 2014	$878,172
	Maine Beverage Co., LLC
	740,625	Term Loan, 6.98%, Maturing June 30, 2010	736,922
	NPC International, Inc.
	500,000	Term Loan, 6.98%, Maturing May 3, 2013	482,500
	OSI Restaurant Partners, LLC
	84,586	Term Loan, 5.52%, Maturing May 9, 2013	81,711
	1,037,812	Term Loan, 7.06%, Maturing May 9, 2014	1,002,527
	QCE Finance, LLC
	992,462	Term Loan, 7.45%, Maturing May 5, 2013	963,861
	1,225,000	Term Loan, 10.95%, Maturing November 5, 2013	1,178,450
	Sagittarius Restaurants, LLC
	492,500	Term Loan, 7.45%, Maturing March 29, 2013	455,563
			$20,271,099
	Food / Drug Retailers — 1.2%
	General Nutrition Centers, Inc.
	1,393,000	Term Loan, 7.48%, Maturing September 16, 2013	$1,350,666
	900,000	Term Loan, Maturing September 16, 2013(2)	837,000
	Iceland Foods Group, Ltd.
GBP	1,500,000	Term Loan, 8.93%, Maturing May 2, 2014	3,108,235
GBP	1,500,000	Term Loan, 9.43%, Maturing May 2, 2015	3,123,815
GBP	500,000	Term Loan, 11.05%, Maturing May 2, 2016	1,038,675
	Pantry, Inc. (The)
	344,444	Term Loan, 0.00%, Maturing May 15, 2014(3)	334,326
	1,202,542	Term Loan, 6.51%, Maturing May 15, 2014	1,167,217
	Rite Aid Corp.
	5,500,000	Term Loan, 6.79%, Maturing June 1, 2014	5,362,500
	Roundy's Supermarkets, Inc.
	5,212,610	Term Loan, 8.46%, Maturing November 3, 2011	5,195,236
	Supervalu, Inc.
	1,945,375	Term Loan, 6.62%, Maturing June 1, 2012	1,923,490
			$23,441,160
	Forest Products — 1.3%
	Appleton Papers, Inc.
	1,920,188	Term Loan, 7.02%, Maturing June 5, 2014	$1,851,182
	Boise Cascade Holdings, LLC
	4,877,627	Term Loan, 6.49%, Maturing April 30, 2014	4,849,581
	1,097,862	Term Loan, 6.72%, Maturing April 30, 2014	1,091,549
	Georgia-Pacific Corp.
	11,581,374	Term Loan, 7.41%, Maturing December 20, 2012	11,325,959

Principal Amount*		Borrower/Tranche Description	Value
Forest Products (continued)
NewPage Corp.
	2,061,395	Term Loan, 7.47%, Maturing May 2, 2011	$2,045,934
Xerium Technologies, Inc.
EUR	2,000,000	Term Loan, Maturing May 18, 2012(2)	2,727,124
	1,891,670	Term Loan, 7.95%, Maturing May 18, 2012	1,794,722
			$25,686,051
Healthcare — 5.5%
Accellent, Inc.
	1,424,625	Term Loan, 8.01%, Maturing November 22, 2012	$1,360,517
Alliance Imaging, Inc.
	2,166,406	Term Loan, 7.63%, Maturing December 29, 2011	2,150,158
American Medical Systems
	1,942,819	Term Loan, 7.57%, Maturing July 20, 2012	1,896,677
AMN Healthcare, Inc.
	401,125	Term Loan, 6.95%, Maturing November 2, 2011	390,971
AMR HoldCo, Inc.
	2,186,733	Term Loan, 7.71%, Maturing February 10, 2012	2,138,898
Biomet, Inc.
EUR	1,775,000	Term Loan, 7.72%, Maturing December 26, 2014	2,553,536
	4,000,000	Term Loan, 8.20%, Maturing December 26, 2014	3,986,136
Capio AB
EUR	227,051	Term Loan, 6.85%, Maturing April 24, 2015	323,969
EUR	272,949	Term Loan, 6.85%, Maturing April 24, 2015	389,459
EUR	227,051	Term Loan, 6.98%, Maturing April 16, 2016	325,612
EUR	272,949	Term Loan, 6.98%, Maturing April 24, 2016	391,434
Cardinal Health 409, Inc.
EUR	1,995,000	Term Loan, 6.98%, Maturing April 10, 2014	2,799,678
	2,194,500	Term Loan, 7.45%, Maturing April 10, 2014	2,114,607
Carestream Health, Inc.
	3,575,000	Term Loan, 7.11%, Maturing April 30, 2013	3,466,635
	1,000,000	Term Loan, 10.30%, Maturing October 30, 2013	978,333
Carl Zeiss Vision Holding GmbH
	1,300,000	Term Loan, 7.64%, Maturing March 23, 2015	1,271,833
Community Health Systems, Inc.
	736,272	Term Loan, 0.00%, Maturing July 25, 2014(3)	720,166
	11,163,728	Term Loan, 7.76%, Maturing July 25, 2014	10,919,521
Concentra, Inc.
	850,000	Term Loan, 10.70%, Maturing June 25, 2015	800,063
ConMed Corp.
	626,208	Term Loan, 6.32%, Maturing April 13, 2013	616,815
CRC Health Corp.
	643,500	Term Loan, 7.45%, Maturing February 6, 2013	629,423
	591,030	Term Loan, 7.45%, Maturing February 6, 2013	578,101

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Healthcare (continued)
DaVita, Inc.
7,223,858	Term Loan, 6.75%, Maturing October 5, 2012	$7,086,908
DJ Orthopedics, LLC
379,321	Term Loan, 6.58%, Maturing April 7, 2013	379,321
Encore Medical Finance, LLC
1,410,754	Term Loan, 7.84%, Maturing November 3, 2013	1,407,227
FHC Health Systems, Inc.
734,254	Term Loan, 12.33%, Maturing December 18, 2009	745,267
513,978	Term Loan, 14.33%, Maturing December 18, 2009	521,687
Fresenius Medical Care Holdings
3,534,977	Term Loan, 6.70%, Maturing March 31, 2013	3,496,591
Hanger Orthopedic Group, Inc.
1,560,388	Term Loan, 7.45%, Maturing May 30, 2013	1,530,155
HCA, Inc.
9,875,375	Term Loan, 7.45%, Maturing November 18, 2013	9,664,793
Health Management Association, Inc.
5,141,108	Term Loan, 6.94%, Maturing February 28, 2014	4,924,040
HealthSouth Corp.
1,595,972	Term Loan, 7.63%, Maturing March 10, 2013	1,565,686
Iasis Healthcare, LLC
112,878	Term Loan, 6.79%, Maturing March 14, 2014	107,904
1,232,637	Term Loan, 7.07%, Maturing March 14, 2014	1,178,325
423,291	Term Loan, 7.70%, Maturing March 14, 2014(3)	404,640
Ikaria Acquisition, Inc.
783,298	Term Loan, 7.70%, Maturing March 28, 2013	767,632
IM US Holdings, LLC
900,000	Term Loan, 9.45%, Maturing June 26, 2015	898,313
Invacare Corp.
3,352,175	Term Loan, 7.11%, Maturing February 12, 2013	3,267,325
inVentiv Health, Inc.
77,143	Term Loan, 0.00%, Maturing July 6, 2014(3)	75,407
1,269,675	Term Loan, 6.57%, Maturing July 6, 2014	1,241,107
Leiner Health Products, Inc.
1,088,438	Term Loan, 9.65%, Maturing May 27, 2011	1,032,201
LifeCare Holdings, Inc.
955,500	Term Loan, 8.20%, Maturing August 11, 2012	891,004
LifePoint Hospitals, Inc.
2,959,542	Term Loan, 7.17%, Maturing April 15, 2012	2,908,280
Magellan Health Services, Inc.
277,778	Term Loan, 5.22%, Maturing August 15, 2008	272,222
104,167	Term Loan, 6.87%, Maturing August 15, 2008	102,083
Matria Healthcare, Inc.
1,208,032	Term Loan, 7.34%, Maturing January 19, 2012	1,183,872
MultiPlan Merger Corp.
783,125	Term Loan, 7.25%, Maturing April 12, 2013	768,115
1,425,918	Term Loan, 7.25%, Maturing April 12, 2013	1,398,587

Principal Amount*		Borrower/Tranche Description	Value
Healthcare (continued)
National Mentor Holdings, Inc.
	1,351,690	Term Loan, 7.20%, Maturing June 29, 2013	$1,324,656
	81,200	Term Loan, 7.32%, Maturing June 29, 2013	79,576
National Rental Institutes, Inc.
	2,123,125	Term Loan, 7.50%, Maturing March 31, 2013	2,080,663
Nyco Holdings
EUR	1,950,000	Term Loan, 7.21%, Maturing December 29, 2014	2,642,371
EUR	1,950,000	Term Loan, 7.71%, Maturing December 29, 2015	2,655,067
Physiotherapy Associates, Inc.
	1,197,000	Term Loan, 9.50%, Maturing June 27, 2013	1,143,135
RadNet Management, Inc.
	719,563	Term Loan, 9.22%, Maturing November 15, 2012	721,362
ReAble Therapeutics Finance, LLC
	2,212,739	Term Loan, 7.45%, Maturing November 16, 2013	2,179,548
Renal Advantage, Inc.
	392,126	Term Loan, 8.10%, Maturing October 5, 2012	383,794
Select Medical Holding Corp.
	2,023,125	Term Loan, 7.48%, Maturing February 24, 2012	1,946,414
Sunrise Medical Holdings, Inc.
	2,092,560	Term Loan, 9.42%, Maturing May 13, 2010	1,883,304
Vanguard Health Holding Co., LLC
	2,220,523	Term Loan, 7.45%, Maturing September 23, 2011	2,176,808
Viant Holdings, Inc.
	773,063	Term Loan, 7.45%, Maturing June 25, 2014	724,746
			$108,562,678
Home Furnishings — 0.6%
Hunter Fan Co.
	70,714	Term Loan, 0.00%, Maturing April 16, 2014(3)	$64,350
	752,577	Term Loan, 8.03%, Maturing April 16, 2014	684,845
Interline Brands, Inc.
	1,297,704	Term Loan, 6.57%, Maturing June 23, 2013	1,270,128
	897,147	Term Loan, 6.57%, Maturing June 23, 2013	878,082
National Bedding Co., LLC
	1,493,737	Term Loan, 7.09%, Maturing August 31, 2011	1,413,449
	1,050,000	Term Loan, 9.75%, Maturing August 31, 2012	973,875
Oreck Corp.
	1,807,044	Term Loan, 9.25%, Maturing February 2, 2012	1,364,318
Sanitec, Ltd. Oy
EUR	500,000	Term Loan, 7.05%, Maturing April 7, 2013	691,598
EUR	500,000	Term Loan, 7.55%, Maturing April 7, 2014	694,892
Simmons Co.
	3,795,769	Term Loan, 7.36%, Maturing December 19, 2011	3,738,833
	1,000,000	Term Loan, 10.65%, Maturing February 15, 2012	935,000
			$12,709,370

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Industrial Equipment — 1.5%
Aearo Technologies, Inc.
	500,000	Term Loan, 10.70%, Maturing September 24, 2013	$482,500
	997,500	Term Loan, 7.45%, Maturing July 2, 2014	966,952
Alliance Laundry Holdings, LLC
	468,311	Term Loan, 7.86%, Maturing January 27, 2012	465,970
CEVA Group PLC U.S.
EUR	306,388	Term Loan, 7.16%, Maturing January 4, 2014	435,311
EUR	520,282	Term Loan, 7.16%, Maturing January 4, 2014	739,207
EUR	639,430	Term Loan, 7.16%, Maturing January 4, 2014	908,490
EUR	1,597,365	Term Loan, 7.73%, Maturing January 4, 2014	2,269,506
	1,450,313	Term Loan, 8.13%, Maturing January 4, 2014	1,428,558
	171,053	Term Loan, 8.20%, Maturing January 4, 2014	168,487
Colfax Corp.
	2,244,678	Term Loan, 7.50%, Maturing May 30, 2009	2,230,649
EPD Holdings (Goodyear Engineering Products)
	115,625	Term Loan, 0.00%, Maturing July 13, 2014(3)	113,794
	809,375	Term loan, 7.46%, Maturing July 13, 2014	796,560
	1,100,000	Term Loan, 10.71%, Maturing July 13, 2015	1,065,166
Flowserve Corp.
	2,319,998	Term Loan, 6.78%, Maturing August 10, 2012	2,286,648
FR Brand Acquisition Corp.
	995,000	Term Loan, 7.53%, Maturing February 7, 2014	956,444
Generac Acquisition Corp.
	2,707,750	Term Loan, 7.73%, Maturing November 7, 2013	2,399,259
	500,000	Term Loan, 11.23%, Maturing April 7, 2014	363,959
Gleason Corp.
	743,297	Term Loan, 7.17%, Maturing June 30, 2013	736,793
	280,361	Term Loan, 7.42%, Maturing June 30, 2013	277,908
Itron, Inc.
EUR	475,112	Term Loan, 6.73%, Maturing April 18, 2014	680,495
Jason, Inc.
	648,375	Term Loan, 8.03%, Maturing April 30, 2010	632,166
John Maneely Co.
	2,577,444	Term Loan, 8.52%, Maturing December 8, 2013	2,409,910
KION Group GmbH
	250,000	Term Loan, 7.49%, Maturing December 23, 2014	246,051
	250,000	Term Loan, 7.74%, Maturing December 23, 2015	247,074
Polypore, Inc.
	4,339,125	Term Loan, 7.07%, Maturing July 3, 2014	4,236,071
Terex Corp.
	938,125	Term Loan, 6.95%, Maturing July 13, 2013	933,434
TFS Acquisition Corp.
	891,000	Term Loan, 8.70%, Maturing August 11, 2013	877,635
			$29,354,997

Principal Amount*	Borrower/Tranche Description	Value
Insurance — 0.7%
Alliant Holdings I, Inc.
1,350,000	Term Loan, Maturing August 21, 2014(2)	$1,336,500
Applied Systems, Inc.
997,481	Term Loan, 7.42%, Maturing September 26, 2013	977,531
CCC Information Services Group, Inc.
1,166,500	Term Loan, 7.71%, Maturing February 10, 2013	1,156,293
Conseco, Inc.
4,710,563	Term Loan, 6.82%, Maturing October 10, 2013	4,512,328
Crawford & Company
1,655,310	Term Loan, 7.45%, Maturing October 31, 2013	1,626,342
Crump Group, Inc.
1,450,000	Term Loan, Maturing August 4, 2014(2)	1,428,250
Hub International Holdings, Inc.
219,435	Term Loan, 8.01%, Maturing June 13, 2014(3)	215,458
977,941	Term Loan, 8.20%, Maturing June 13, 2014	960,216
U.S.I. Holdings Corp.
1,197,000	Term Loan, 7.95%, Maturing May 4, 2014	1,179,045
		$13,391,963
Leisure Goods / Activities / Movies — 4.2%
24 Hour Fitness Worldwide, Inc.
1,989,700	Term Loan, 7.81%, Maturing June 8, 2012	$1,959,855
AMC Entertainment, Inc.
2,235,188	Term Loan, 6.61%, Maturing January 26, 2013	2,200,088
AMF Bowling Worldwide, Inc.
1,300,000	Term Loan, 11.81%, Maturing December 8, 2013	1,261,000
Butterfly Wendel US, Inc.
387,500	Term Loan, 8.14%, Maturing June 22, 2013	363,927
387,500	Term Loan, 7.89%, Maturing June 22, 2014	361,990
Carmike Cinemas, Inc.
2,947,236	Term Loan, 9.00%, Maturing May 19, 2012	2,942,323
Cedar Fair, L.P.
493,750	Term Loan, 6.76%, Maturing August 31, 2011	484,801
3,974,688	Term Loan, 6.75%, Maturing August 30, 2012	3,902,646
Cinemark, Inc.
4,746,105	Term Loan, 7.25%, Maturing October 5, 2013	4,648,216
Dave & Buster's, Inc.
587,500	Term Loan, 7.48%, Maturing March 8, 2013	582,359
985,000	Term Loan, 7.48%, Maturing March 8, 2013	976,381
Deluxe Entertainment Services
894,377	Term Loan, 7.45%, Maturing January 28, 2011	869,781
81,214	Term Loan, 7.45%, Maturing January 28, 2011	78,980
41,339	Term Loan, 7.45%, Maturing January 28, 2011	40,202
Easton-Bell Sports, Inc.
1,477,500	Term Loan, 6.85%, Maturing March 16, 2012	1,435,715

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Leisure Goods / Activities / Movies (continued)
	HEI Acquisition, LLC
	2,775,000	Term Loan, 9.02%, Maturing April 13, 2014	$2,719,500
	Mega Blocks, Inc.
	1,488,579	Term Loan, 7.25%, Maturing July 26, 2012	1,430,896
	Metro-Goldwyn-Mayer Holdings, Inc.
	10,215,653	Term Loan, 8.45%, Maturing April 8, 2012	9,819,797
	National CineMedia, LLC
	1,575,000	Term Loan, 7.46%, Maturing February 13, 2015	1,524,797
	Red Football, Ltd.
GBP	4,750,000	Term Loan, 8.87%, Maturing August 16, 2014	9,725,568
GBP	4,750,000	Term Loan, 9.12%, Maturing August 16, 2015	9,774,906
	Regal Cinemas Corp.
	6,288,981	Term Loan, 6.70%, Maturing November 10, 2010	6,158,554
	Revolution Studios Distribution Co., LLC
	1,681,923	Term Loan, 8.51%, Maturing December 21, 2014	1,673,514
	1,050,000	Term Loan, 11.76%, Maturing June 21, 2015	1,034,250
	Six Flags Theme Parks, Inc.
	4,513,688	Term Loan, 7.75%, Maturing April 30, 2015	4,311,984
	Southwest Sports Group, LLC
	1,450,000	Term Loan, 7.75%, Maturing December 22, 2010	1,424,625
	Universal City Development Partners, Ltd.
	2,912,921	Term Loan, 7.33%, Maturing June 9, 2011	2,887,433
	WMG Acquisition Corp.
	900,000	Revolving Loan, 0.00%, Maturing February 28, 2010(3)	874,125
	6,967,827	Term Loan, 7.42%, Maturing February 28, 2011	6,819,761
			$82,287,974
	Lodging and Casinos — 1.9%
	Bally Technologies, Inc.
	5,466,091	Term Loan, 8.64%, Maturing September 5, 2009	$5,450,147
	CCM Merger, Inc.
	2,579,408	Term Loan, 7.30%, Maturing April 25, 2012	2,524,595
	Gala Electric Casinos, Ltd.
GBP	1,000,000	Term Loan, 8.81%, Maturing December 12, 2013	2,005,509
GBP	1,000,000	Term Loan, 9.30%, Maturing December 12, 2014	2,015,896
	Green Valley Ranch Gaming, LLC
	647,080	Term Loan, 7.41%, Maturing February 16, 2014	634,138
	Isle of Capri Casinos, Inc.
	798,529	Term Loan, 0.00%, Maturing November 30, 2013(3)	770,680
	1,062,044	Term Loan, 6.64%, Maturing November 30, 2013	1,025,005
	2,655,111	Term Loan, 6.74%, Maturing November 30, 2013	2,562,514
	LodgeNet Entertainment Corp.
	1,197,000	Term Loan, 7.20%, Maturing April 4, 2014	1,177,175
	New World Gaming Partners, Ltd
	1,458,333	Term Loan, Maturing June 30, 2014(2)	1,400,000
	291,667	Term Loan, Maturing June 30, 2014(2)	280,000

Principal Amount*	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Penn National Gaming, Inc.
7,766,500	Term Loan, 6.90%, Maturing October 3, 2012	$7,727,132
Venetian Casino Resort/Las Vegas Sands Inc.
1,240,000	Term Loan, 0.00%, Maturing May 14, 2014(3)	1,205,840
4,947,600	Term Loan, 6.95%, Maturing May 23, 2014	4,811,304
VML US Finance, LLC
2,300,000	Term Loan, 7.45%, Maturing May 25, 2013	2,257,080
Wimar OpCo, LLC
900,262	Term Loan, 7.45%, Maturing January 3, 2012	880,007
		$36,727,022
Nonferrous Metals / Minerals — 1.3%
Alpha Natural Resources, LLC
2,898,375	Term Loan, 6.95%, Maturing October 26, 2012	$2,885,092
Compass Minerals Group, Inc.
2,777,709	Term Loan, 6.70%, Maturing December 22, 2012	2,740,674
Euramax International, Inc.
725,794	Term Loan, 8.24%, Maturing June 28, 2012	676,198
501,316	Term Loan, 13.24%, Maturing June 28, 2013	440,322
248,684	Term Loan, 13.24%, Maturing June 28, 2013	218,428
Magnum Coal Co.
245,455	Term Loan, 8.01%, Maturing March 15, 2013	223,977
2,417,727	Term Loan, 8.42%, Maturing March 15, 2013	2,206,176
Murray Energy Corp.
955,500	Term Loan, 8.54%, Maturing January 28, 2010	955,500
Neo Material Technologies, Inc.
1,574,063	Term Loan, 8.69%, Maturing August 31, 2009	1,574,063
Noranda Aluminum Acquisition
572,063	Term Loan, 7.51%, Maturing May 18, 2014	561,098
Novelis, Inc.
911,777	Term Loan, 7.20%, Maturing June 28, 2014	888,603
2,005,910	Term Loan, 7.20%, Maturing June 28, 2014	1,954,926
Oxbow Carbon and Mineral Holdings
1,875,475	Term Loan, 7.19%, Maturing May 8, 2014	1,808,661
164,688	Term Loan, 7.20%, Maturing May 8, 2014	158,821
Stillwater Mining Co.
4,817,636	Term Loan, 7.06%, Maturing July 30, 2010	4,778,493
Thompson Creek Metals Co.
1,673,341	Term Loan, 9.56%, Maturing October 26, 2012	1,677,525
Tube City IMS Corp.
2,662,297	Term Loan, 7.45%, Maturing January 25, 2014	2,573,555
324,324	Term Loan, 7.45%, Maturing January 25, 2014	313,514
		$26,635,626

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Oil and Gas — 1.3%
	Atlas Pipeline Partners, L.P.
	2,200,000	Term Loan, 7.55%, Maturing July 20, 2014	$2,198,625
	Big West Oil, LLC
	577,500	Term Loan, 0.00%, Maturing May 1, 2014(3)	560,175
	469,875	Term Loan, 7.45%, Maturing May 1, 2014	455,779
	Citgo Petroleum Corp.
	1,960,351	Term Loan, 6.22%, Maturing November 15, 2012	1,921,144
	Dresser, Inc.
	841,337	Term Loan, 7.99%, Maturing May 4, 2014	825,825
	1,250,000	Term Loan, 11.13%, Maturing May 4, 2015	1,221,094
	El Paso Corp.
	1,750,000	Term Loan, 5.32%, Maturing July 31, 2011	1,729,219
	Enterprise GP Holdings L.P
	1,550,000	Term Loan, Maturing October 31, 2014(2)	1,547,579
	Hercules Offshore, Inc.
	997,500	Term Loan, 6.99%, Maturing July 6, 2013	986,278
	IFM (US) Colonial Pipeline 2, LLC
	945,250	Term Loan, 7.51%, Maturing February 27, 2012	942,887
	Key Energy Services, Inc.
	1,000,000	Term Loan, 5.36%, Maturing June 30, 2012	997,188
	1,355,850	Term Loan, 7.64%, Maturing June 30, 2012	1,352,037
	Kinder Morgan, Inc.
	5,488,843	Term Loan, 6.26%, Maturing May 21, 2014	5,363,055
	Primary Natural Resources, Inc.
	1,970,000	Term Loan, 7.50%, Maturing July 28, 2010(4)	1,945,375
	Targa Resources, Inc.
	1,602,972	Term Loan, 7.19%, Maturing October 31, 2012	1,591,350
	1,436,592	Term Loan, 7.53%, Maturing October 31, 2012	1,426,177
	Volnay Acquisition Co.
	892,500	Term Loan, 7.13%, Maturing January 12, 2014	888,038
			$25,951,825
	Publishing — 4.6%
	American Media Operations, Inc.
	3,825,000	Term Loan, 8.80%, Maturing January 31, 2013	$3,781,969
	Aster Zweite Beteiligungs GmbH
EUR	472,333	Term Loan, 7.00%, Maturing September 27, 2013	663,416
	1,075,000	Term Loan, 7.39%, Maturing September 27, 2013	1,038,047
	CanWest MediaWorks, Ltd.
	1,172,063	Term Loan, 7.54%, Maturing July 10, 2014	1,160,342
	Dex Media West, LLC
	4,373,514	Term Loan, 7.05%, Maturing March 9, 2010	4,331,965

	Principal Amount*	Borrower/Tranche Description	Value
	Publishing (continued)
	GateHouse Media Operating, Inc.
	800,000	Term Loan, 7.27%, Maturing August 28, 2014	$746,500
	1,850,000	Term Loan, 7.51%, Maturing August 28, 2014	1,726,281
	975,000	Term Loan, 7.72%, Maturing August 28, 2014	910,406
	Idearc, Inc.
	12,431,063	Term Loan, 7.20%, Maturing November 17, 2014	12,275,028
	Laureate Education, Inc.
	304,305	Term Loan, 0.00%, Maturing August 17, 2014(3)	299,436
	2,054,056	Term Loan, 8.73%, Maturing August 17, 2014	2,021,191
	MediaNews Group, Inc.
	1,259,063	Term Loan, 7.14%, Maturing August 2, 2013	1,205,552
	Mediannuaire Holding
EUR	1,000,000	Term Loan, 7.00%, Maturing October 10, 2014	1,409,548
EUR	1,000,000	Term Loan, 7.50%, Maturing October 10, 2015	1,416,782
EUR	1,000,000	Term Loan, 9.00%, Maturing April 10, 2016	1,415,555
	Merrill Communications, LLC
	1,455,674	Term Loan, 7.27%, Maturing February 9, 2009	1,433,838
	Nebraska Book Co., Inc.
	919,555	Term Loan, 7.65%, Maturing March 4, 2011	905,761
	Nelson Education, Ltd.
	675,000	Term Loan, 7.70%, Maturing July 5, 2014	633,656
	Nielsen Finance, LLC
	9,033,763	Term Loan, 7.36%, Maturing August 9, 2013	8,809,175
	Penton Media, Inc.
	995,000	Term Loan, 7.24%, Maturing February 1, 2013	948,981
	Philadelphia Newspapers, LLC
	1,046,460	Term Loan, 8.75%, Maturing June 29, 2013	962,743
	R.H. Donnelley Corp.
	4,256,529	Term Loan, 7.01%, Maturing June 30, 2010	4,205,689
	Reader's Digest Association
	7,935,175	Term Loan, 7.54%, Maturing March 2, 2014	7,546,351
	Riverdeep Interactive Learning USA, Inc.
	4,956,238	Term Loan, 7.95%, Maturing December 20, 2013	4,935,585
	SGS International, Inc.
	908,813	Term Loan, 7.84%, Maturing December 30, 2011	899,724
	Source Media, Inc.
	2,383,614	Term Loan, 7.07%, Maturing November 8, 2011	2,321,044
	SP Newsprint Co.
	1,305,204	Term Loan, 5.59%, Maturing January 9, 2010	1,279,100
	TL Acquisitions, Inc.
	3,275,000	Term Loan, 7.95%, Maturing July 5, 2014	3,174,929
	Trader Media Corp.
GBP	2,309,688	Term Loan, 8.42%, Maturing March 23, 2015	4,618,103

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Publishing (continued)
	Tribune Co.
	2,660,000	Term Loan, 7.74%, Maturing May 17, 2009	$2,633,193
	4,264,313	Term Loan, 8.24%, Maturing May 17, 2014	3,970,075
	Xsys US, Inc.
EUR	527,667	Term Loan, 7.00%, Maturing September 27, 2013	741,137
	Xsys, Inc.
	1,290,100	Term Loan, 7.39%, Maturing September 27, 2013	1,245,753
	1,290,100	Term Loan, 7.39%, Maturing September 27, 2014	1,250,591
	Yell Group, PLC
	3,425,000	Term Loan, 6.75%, Maturing February 10, 2013	3,385,667
			$90,303,113
	Radio and Television — 2.4%
	Block Communications, Inc.
	2,063,250	Term Loan, 7.20%, Maturing December 22, 2011	$1,991,036
	CMP KC, LLC
	976,188	Term Loan, 9.26%, Maturing May 5, 2013	922,498
	CMP Susquehanna Corp.
	1,760,804	Term Loan, 7.07%, Maturing May 5, 2013	1,707,979
	Discovery Communications, Inc.
	3,466,313	Term Loan, 7.20%, Maturing April 30, 2014	3,428,762
	Emmis Operating Co.
	1,065,900	Term Loan, 7.20%, Maturing November 2, 2013	1,043,250
	Entravision Communications Corp.
	1,813,000	Term Loan, 6.73%, Maturing September 29, 2013	1,785,049
	Gray Television, Inc.
	1,658,250	Term Loan, 6.73%, Maturing January 19, 2015	1,602,976
	HIT Entertainment, Inc.
	2,457,492	Term Loan, 7.17%, Maturing March 20, 2012	2,411,414
	NEP II, Inc.
	845,747	Term Loan, 7.45%, Maturing February 16, 2014	809,275
	Nexstar Broadcasting, Inc.
	2,123,918	Term Loan, 6.95%, Maturing October 1, 2012	2,052,236
	2,011,451	Term Loan, 6.95%, Maturing October 1, 2012	1,943,565
	NextMedia Operating, Inc.
	261,997	Term Loan, 7.05%, Maturing November 15, 2012	250,862
	116,443	Term Loan, 7.12%, Maturing November 15, 2012	111,494
	PanAmSat Corp.
	3,217,500	Term Loan, 7.12%, Maturing January 3, 2014	3,185,039
	Paxson Communications Corp.
	3,250,000	Term Loan, 8.49%, Maturing January 15, 2012	3,217,500
	Raycom TV Broadcasting, LLC
	1,900,000	Term Loan, 6.31%, Maturing June 25, 2014	1,852,500

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television (continued)
	SFX Entertainment
	1,496,260	Term Loan, 7.95%, Maturing June 21, 2013	$1,473,816
	Sirius Satellite Radio, Inc.
	750,000	Term Loan, 7.25%, Maturing December 19, 2012	725,156
	Tyrol Acquisition 2 SAS
EUR	1,050,000	Term Loan, 6.37%, Maturing January 19, 2015	1,474,701
EUR	1,050,000	Term Loan, 6.62%, Maturing January 19, 2016	1,480,952
	Univision Communications, Inc.
	1,000,000	Term Loan, 7.25%, Maturing March 29, 2009	993,750
	390,940	Term Loan, 0.00%, Maturing September 29, 2014(3)	371,148
	11,259,060	Term Loan, 7.20%, Maturing September 29, 2014	10,689,070
	Young Broadcasting, Inc.
	2,339,900	Term Loan, 7.87%, Maturing November 3, 2012	2,246,304
			$47,770,332
	Rail Industries — 0.3%
	Kansas City Southern Railway Co.
	3,357,500	Term Loan, 6.68%, Maturing March 30, 2008	$3,299,583
	RailAmerica, Inc.
	2,225,000	Term Loan, 7.81%, Maturing August 14, 2008	2,194,406
			$5,493,989
	Retailers (Except Food and Drug) — 1.6%
	American Achievement Corp.
	1,440,290	Term Loan, 7.48%, Maturing March 25, 2011	$1,411,484
	Amscan Holdings, Inc.
	721,375	Term Loan, 7.56%, Maturing May 25, 2013	699,734
	Claire's Stores, Inc.
	498,750	Term Loan, 7.95%, Maturing May 24, 2014	471,553
	Coinmach Laundry Corp.
	4,517,871	Term Loan, 7.74%, Maturing December 19, 2012	4,495,281
	Cumberland Farms, Inc.
	2,054,250	Term Loan, 7.64%, Maturing September 29, 2013	2,033,708
	FTD, Inc.
	827,261	Term Loan, 6.50%, Maturing July 28, 2013	821,057
	Harbor Freight Tools USA, Inc.
	2,545,569	Term Loan, 7.29%, Maturing July 15, 2010	2,449,713
	Josten's Corp.
	991,336	Term Loan, 7.20%, Maturing October 4, 2011	984,521
	Mapco Express, Inc.
	2,412,856	Term Loan, 7.74%, Maturing April 28, 2011	2,373,647
	Neiman Marcus Group, Inc.
	1,542,722	Term Loan, 7.45%, Maturing April 5, 2013	1,520,803

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Orbitz Worldwide, Inc.
	1,700,000	Term Loan, 8.20%, Maturing July 25, 2014	$1,677,688
Oriental Trading Co., Inc.
	1,150,000	Term Loan, 10.76%, Maturing January 31, 2013	1,112,625
	2,094,764	Term Loan, 7.40%, Maturing July 31, 2013	2,024,065
Rent-A-Center, Inc.
	1,358,489	Term Loan, 7.20%, Maturing November 15, 2012	1,333,584
Savers, Inc.
	452,284	Term Loan, 7.99%, Maturing August 11, 2012	440,977
	491,028	Term Loan, 7.99%, Maturing August 11, 2012	478,752
Vivarte
EUR	836,310	Term Loan, 6.77%, Maturing May 29, 2015	1,131,437
EUR	130,208	Term Loan, 6.77%, Maturing May 29, 2015	176,158
EUR	33,482	Term Loan, 6.77%, Maturing May 29, 2015	45,298
EUR	836,310	Term Loan, 7.27%, Maturing May 29, 2016	1,136,881
EUR	130,208	Term Loan, 7.27%, Maturing May 29, 2016	177,006
EUR	33,482	Term Loan, 7.27%, Maturing May 29, 2016	45,516
Yankee Candle Company, Inc. (The)
	3,756,125	Term Loan, 7.20%, Maturing February 6, 2014	3,659,874
			$30,701,362
Steel — 0.3%
Algoma Acquisition Corp.
	3,167,063	Term Loan, 8.09%, Maturing June 20, 2013	$3,056,215
Gibraltar Industries, Inc.
	597,351	Term Loan, 6.94%, Maturing December 8, 2010	591,377
Niagara Corp.
	1,471,313	Term Loan, 9.82%, Maturing June 29, 2014	1,412,460
			$5,060,052
Surface Transport — 0.5%
Gainey Corp.
	1,934,632	Term Loan, 10.44%, Maturing April 20, 2012	$1,712,149
Oshkosh Truck Corp.
	2,518,125	Term Loan, 7.45%, Maturing December 6, 2013	2,481,534
Ozburn-Hessey Holding Co., LLC
	588,824	Term Loan, 8.53%, Maturing August 9, 2012	565,271
SIRVA Worldwide, Inc.
	1,572,517	Term Loan, 12.50%, Maturing December 1, 2010	1,113,866
Swift Transportation Co., Inc.
	4,020,930	Term Loan, 8.38%, Maturing May 10, 2014	3,553,497
			$9,426,317

Principal Amount*		Borrower/Tranche Description	Value
Telecommunications — 2.5%
American Cellular Corp.
	2,711,375	Term Loan, 7.24%, Maturing March 15, 2014	$2,705,445
Asurion Corp.
	2,450,000	Term Loan, 8.36%, Maturing July 13, 2012	2,400,236
	1,000,000	Term Loan, 11.72%, Maturing January 13, 2013	974,063
BCM Luxembourg, Ltd.
EUR	1,375,000	Term Loan, 6.63%, Maturing September 30, 2014	1,953,896
EUR	1,375,000	Term Loan, 6.88%, Maturing September 30, 2015	1,964,726
EUR	1,500,000	Term Loan, Maturing March 31, 2016(2)	2,152,154
Centennial Cellular Operating Co., LLC
	3,533,773	Term Loan, 7.22%, Maturing February 9, 2011	3,500,011
Consolidated Communications, Inc.
	3,648,439	Term Loan, 6.95%, Maturing July 27, 2015	3,637,038
FairPoint Communications, Inc.
	3,200,000	Term Loan, 7.00%, Maturing February 8, 2012	3,172,800
Intelsat Bermuda, Ltd.
	1,425,000	Term Loan, 7.86%, Maturing February 1, 2014	1,412,531
Intelsat Subsidiary Holding Co.
	1,287,000	Term Loan, 7.12%, Maturing July 3, 2013	1,274,291
Iowa Telecommunications Services
	3,208,000	Term Loan, 6.99%, Maturing November 23, 2011	3,172,914
IPC Systems, Inc.
GBP	1,695,750	Term Loan, 8.57%, Maturing May 31, 2014	3,267,273
Macquarie UK Broadcast Ventures, Ltd.
GBP	1,100,000	Term Loan, 8.04%, Maturing December 26, 2014	2,230,814
NTelos, Inc.
	1,752,589	Term Loan, 7.01%, Maturing August 24, 2011	1,736,158
Stratos Global Corp.
	1,262,250	Term Loan, 7.95%, Maturing February 13, 2012	1,241,212
TDC AS (Nordic Telephone Company)
EUR	864,379	Term Loan, 6.25%, Maturing April 10, 2014	1,240,080
EUR	992,175	Term Loan, 6.50%, Maturing April 10, 2015	1,430,599
Telesat Canada, Inc.
	70,546	Term Loan, Maturing October 22, 2014(2)	69,973
	825,394	Term Loan, Maturing October 22, 2014(2)	818,687
Trilogy International Partners
	1,225,000	Term Loan, 8.70%, Maturing June 29, 2012	1,212,750
Triton PCS, Inc.
	4,472,312	Term Loan, 8.01%, Maturing November 18, 2009	4,468,587
Windstream Corp.
	4,030,545	Term Loan, 6.71%, Maturing July 17, 2013	4,009,671
			$50,045,909

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Utilities — 1.7%
AEI Finance Holding, LLC
	388,674	Revolving Loan, 7.70%, Maturing March 30, 2012	$380,901
	2,929,640	Term Loan, 8.20%, Maturing March 30, 2014	2,871,047
Astoria Generating Co.
	1,033,297	Term Loan, 7.21%, Maturing February 23, 2013	1,021,888
	1,250,000	Term Loan, 8.96%, Maturing August 23, 2013	1,241,094
BRSP, LLC
	2,403,436	Term Loan, 8.38%, Maturing July 13, 2009	2,373,393
Calpine Corp.
	1,194,000	DIP Loan, 7.45%, Maturing March 30, 2009	1,183,872
Cogentrix Delaware Holdings, Inc.
	615,804	Term Loan, 6.26%, Maturing April 14, 2012	604,257
Covanta Energy Corp.
	767,010	Term Loan, 5.10%, Maturing February 9, 2014	747,196
	1,550,200	Term Loan, 6.88%, Maturing February 9, 2014	1,510,153
Electricinvest Holding Co.
EUR	536,193	Term Loan, 8.18%, Maturing October 24, 2012	748,586
GBP	540,000	Term Loan, 10.07%, Maturing October 24, 2012	1,089,168
Elster Group GmbH (Ruhrgas)
EUR	550,154	Term Loan, 6.55%, Maturing June 12, 2013	791,293
EUR	431,988	Term Loan, 6.80%, Maturing June 12, 2014	624,197
LS Power Acquisition Co.
	825,000	Term Loan, 8.94%, Maturing November 1, 2014	806,438
Mirant North America, LLC
	1,113,106	Term Loan, 6.50%, Maturing January 3, 2013	1,095,829
NRG Energy, Inc.
	2,425,000	Term Loan, 0.00%, Maturing June 1, 2014(3)	2,377,800
	2,994,481	Term Loan, 6.85%, Maturing June 1, 2014	2,936,651
	7,194,367	Term Loan, 6.95%, Maturing June 1, 2014	7,055,429
Pike Electric, Inc.
	581,535	Term Loan, 6.69%, Maturing July 1, 2012	575,356
	438,121	Term Loan, 6.63%, Maturing December 10, 2012	433,466
TXU Texas Competitive Electric Holdings Co., LLC
	1,150,000	Term Loan, Maturing October 10, 2014(2)	1,150,358
	1,150,000	Term Loan, Maturing October 10, 2014(2)	1,150,000
Vulcan Energy Corp.
	1,412,275	Term Loan, 7.12%, Maturing July 23, 2010	1,391,091
			$34,159,463
Total Senior Floating-Rate Interests (identified cost $1,292,522,095)			$1,272,199,032

Corporate Bonds & Notes — 41.9%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.2%
Alion Science and Technologies
$1,500	10.25%, 2/1/15	$1,410,000
Bombardier, Inc.
1,425	8.00%, 11/15/14(5)	1,489,125
DRS Technologies, Inc., Sr. Sub. Notes
875	7.625%, 2/1/18	899,062
		$3,798,187
Automotive — 1.2%
Altra Industrial Motion, Inc.
$3,590	9.00%, 12/1/11	$3,625,900
American Axle & Manufacturing, Inc.
1,480	7.875%, 3/1/17	1,450,400
Commercial Vehicle Group, Inc., Sr. Notes
1,100	8.00%, 7/1/13	1,061,500
Goodyear Tire & Rubber Co., Sr. Notes, Variable Rate
2,010	9.135%, 12/1/09	2,045,175
Tenneco Automotive, Inc., Series B
11,805	10.25%, 7/15/13	12,793,669
Tenneco Automotive, Inc., Sr. Sub. Notes
2,645	8.625%, 11/15/14	2,711,125
United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	1,014,750
		$24,702,519
Broadcast Radio and Television — 0.1%
CanWest Media, Inc.
$2,061	8.00%, 9/15/12	$2,019,949
Warner Music Group, Sr. Sub. Notes
1,040	7.375%, 4/15/14	928,200
		$2,948,149
Brokers / Dealers / Investment Houses — 0.5%
Nuveen Investments, Inc.
$540	5.00%, 9/15/10	$474,405
Nuveen Investments, Inc., Sr. Notes
3,680	10.50%, 11/15/15(5)	3,730,600
Residential Capital LLC, Sub. Notes, Variable Rate
7,935	8.044%, 4/17/09(5)	4,929,619
		$9,134,624

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Building and Development — 1.3%
Dayton Superior Corp., Sr. Notes
$2,655	10.75%, 9/15/08	$2,701,462
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
3,398	8.36%, 6/15/12	3,423,485
Interline Brands, Inc., Sr. Sub. Notes
1,475	8.125%, 6/15/14	1,478,687
Nortek, Inc., Sr. Sub. Notes
9,850	8.50%, 9/1/14	8,766,500
NTK Holdings, Inc., Sr. Disc. Notes (0% until 2009)
4,020	10.75%, 3/1/14	2,653,200
Panolam Industries International, Sr. Sub. Notes
5,950	10.75%, 10/1/13(5)	5,682,250
Realogy Corp., Sr. Notes
510	10.50%, 4/15/14(5)	425,212
Stanley Martin Co.
870	9.75%, 8/15/15	595,950
		$25,726,746
Business Equipment and Services — 3.0%
Affinion Group, Inc.
$1,065	10.125%, 10/15/13	$1,115,587
1,490	11.50%, 10/15/15	1,560,775
Aramark Corp., Sr. Notes
950	8.50%, 2/1/15	966,625
Ceridian Corp., Sr. Notes
6,135	11.25%, 11/15/15(5)	6,088,987
Education Management, LLC
3,045	8.75%, 6/1/14	3,159,187
7,975	10.25%, 6/1/16	8,413,625
KAR Holdings, Inc., Sr. Notes
1,295	9.356%, 5/1/14(5)	1,236,725
MediMedia USA, Inc., Sr. Sub Notes
2,415	11.375%, 11/15/14(5)	2,535,750
Muzak, LLC/Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09	4,967,812
Neff Corp., Sr. Notes
705	10.00%, 6/1/15	511,125
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
5,100	9.875%, 8/15/11	5,304,000
Safety Products Holdings, Inc., Sr. Notes (PIK)
7,307	11.75%, 1/1/12	7,532,090
SunGard Data Systems, Inc.
1,165	9.125%, 8/15/13	1,194,125

Principal Amount (000's omitted)	Security	Value
Business Equipment and Services (continued)
Travelport, LLC
$5,000	9.875%, 9/1/14	$5,175,000
1,289	11.875%, 9/1/16	1,398,565
West Corp.
7,510	9.50%, 10/15/14	7,754,075
		$58,914,053
Cable and Satellite Television — 2.1%
CCH I Holdings, LLC
$1,140	11.75%, 5/15/14	$1,000,350
CCH I, LLC/CCH I Capital Co.
3,265	11.00%, 10/1/15	3,183,375
CCH II, LLC/CCH II Capital Co.
2,855	10.25%, 9/15/10	2,919,237
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
10,295	8.75%, 11/15/13	10,346,475
CSC Holdings, Inc., Sr. Notes
2,970	7.875%, 12/15/07	2,981,137
1,345	6.75%, 4/15/12	1,308,012
Insight Communications, Sr. Disc. Notes
15,575	12.25%, 2/15/11	16,159,062
Kabel Deutschland GmbH
1,955	10.625%, 7/1/14	2,130,950
Mediacom Broadband Group Corp., LLC, Sr. Notes
1,190	8.50%, 10/15/15	1,178,100
Quebecor Media, Inc., Sr. Notes
1,440	7.75%, 3/15/16(5)	1,396,800
		$42,603,498
Chemicals and Plastics — 0.9%
Equistar Chemical, Sr. Notes
$2,680	10.625%, 5/1/11	$2,814,000
INEOS Group Holdings PLC
3,875	8.50%, 2/15/16(5)	3,700,625
Lyondell Chemical Co., Sr. Notes
1,892	10.50%, 6/1/13	2,048,090
Nova Chemicals Corp., Sr. Notes, Variable Rate
2,145	8.484%, 11/15/13	2,118,187
Reichhold Industries, Inc., Sr. Notes
7,255	9.00%, 8/15/14(5)	7,400,100
		$18,081,002

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Clothing / Textiles — 1.4%
Levi Strauss & Co., Sr. Notes
$1,555	9.75%, 1/15/15	$1,630,806
1,780	8.875%, 4/1/16	1,833,400
Oxford Industries, Inc., Sr. Notes
12,565	8.875%, 6/1/11	12,627,825
Perry Ellis International, Inc., Sr. Sub. Notes
8,190	8.875%, 9/15/13	8,230,950
Phillips-Van Heusen, Sr. Notes
610	7.25%, 2/15/11	616,100
2,500	8.125%, 5/1/13	2,575,000
		$27,514,081
Conglomerates — 0.2%
RBS Global & Rexnord Corp.
$1,905	9.50%, 8/1/14	$1,976,437
1,705	11.75%, 8/1/16	1,815,825
		$3,792,262
Containers and Glass Products — 0.4%
Intertape Polymer US, Inc., Sr. Sub. Notes
$3,220	8.50%, 8/1/14	$3,010,700
Pliant Corp. (PIK)
5,350	11.85%, 6/15/09	5,458,031
		$8,468,731
Cosmetics / Toiletries — 0.2%
Revlon Consumer Products, Sr. Sub. Notes
$3,770	8.625%, 2/1/08	$3,685,175
		$3,685,175
Ecological Services and Equipment — 0.2%
Waste Services, Inc., Sr. Sub. Notes
$4,085	9.50%, 4/15/14	$4,105,425
		$4,105,425
Electronics / Electrical — 0.7%
Advanced Micro Devices, Inc., Sr. Notes
$7,830	7.75%, 11/1/12	$7,262,325
Amkor Technologies, Inc., Sr. Notes
2,405	7.75%, 5/15/13	2,335,856
Avago Technologies Finance
1,850	10.125%, 12/1/13	2,007,250
1,155	11.875%, 12/1/15	1,299,375

Principal Amount (000's omitted)	Security	Value
Electronics / Electrical (continued)
NXP BV/NXP Funding, LLC
$205	7.875%, 10/15/14	$201,156
NXP BV/NXP Funding, LLC, Variable Rate
1,025	7.993%, 10/15/13	975,031
		$14,080,993
Financial Intermediaries — 1.7%
Alzette, Variable Rate
$750	11.86%, 12/15/20(4)	$738,750
E*Trade Financial Corp.
4,300	7.875%, 12/1/15	4,106,500
Ford Motor Credit Co.
9,165	7.375%, 10/28/09	8,843,189
4,355	7.875%, 6/15/10	4,200,781
Ford Motor Credit Co., Sr. Notes
890	5.80%, 1/12/09	858,870
180	9.875%, 8/10/11	179,866
General Motors Acceptance Corp.
1,745	6.375%, 5/1/08	1,736,275
1,075	5.85%, 1/14/09	1,037,585
2,980	7.75%, 1/19/10	2,885,957
5,940	7.25%, 3/2/11	5,620,838
435	7.00%, 2/1/12	397,631
General Motors Acceptance Corp., Variable Rate
2,060	6.808%, 5/15/09	1,938,913
		$32,545,155
Food Products — 0.5%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
$5,315	11.50%, 11/1/11	$4,942,950
Dole Foods Co.
3,555	7.25%, 6/15/10	3,395,025
Dole Foods Co., Sr. Notes
790	8.625%, 5/1/09	797,900
Pierre Foods, Inc., Sr. Sub. Notes
950	9.875%, 7/15/12	793,250
		$9,929,125

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Food Service — 0.4%
El Pollo Loco, Inc.
$4,050	11.75%, 11/15/13	$4,090,500
NPC International, Inc.
4,460	9.50%, 5/1/14	4,192,400
		$8,282,900
Food / Drug Retailers — 1.4%
General Nutrition Center, Sr. Notes, Variable Rate (PIK)
$3,720	10.009%, 3/15/14	$3,599,100
General Nutrition Center, Sr. Sub. Notes
3,720	10.75%, 3/15/15	3,636,300
Rite Aid Corp.
7,542	6.125%, 12/15/08(5)	7,485,435
1,870	9.375%, 12/15/15(5)	1,734,425
9,700	9.50%, 6/15/17(5)	9,021,000
Rite Aid Corp., Sr. Notes
1,475	8.625%, 3/1/15	1,316,437
		$26,792,697
Forest Products — 0.9%
Abitibi-Consolidated, Inc.
$3,170	7.875%, 8/1/09	$3,059,050
Georgia-Pacific Corp.
1,450	9.50%, 12/1/11	1,537,000
Jefferson Smurfit Corp.
820	7.50%, 6/1/13	803,600
NewPage Corp.
5,905	10.00%, 5/1/12	6,274,062
1,270	12.00%, 5/1/13	1,377,950
NewPage Corp., Variable Rate
1,545	11.606%, 5/1/12	1,672,462
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
2,795	8.00%, 3/15/17	2,791,506
		$17,515,630
Healthcare — 2.9%
Accellent, Inc.
$2,300	10.50%, 12/1/13	$2,179,250
Advanced Medical Optics, Inc., Sr. Sub. Notes
170	7.50%, 5/1/17	161,075
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
4,270	10.00%, 2/15/15	4,558,225
Bausch & Lomb, Inc., Sr. Notes
3,455	9.875%, 11/1/15(5)	3,567,287

Principal Amount (000's omitted)	Security	Value
Healthcare (continued)
HCA, Inc.
$11,805	8.75%, 9/1/10	$12,070,612
1,610	7.875%, 2/1/11	1,597,925
2,385	9.125%, 11/15/14	2,474,437
3,910	9.25%, 11/15/16	4,125,050
MultiPlan, Inc., Sr. Sub. Notes
4,860	10.375%, 4/15/16(5)	4,993,650
National Mentor Holdings, Inc.
4,115	11.25%, 7/1/14	4,382,475
Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	2,149,200
Service Corp. International, Sr. Notes
670	7.00%, 6/15/17	658,275
Universal Hospital Service, Inc.
700	8.50%, 6/1/15(5)	715,750
Universal Hospital Services, Inc., Variable Rate
700	8.759%, 6/1/15(5)	705,250
US Oncology, Inc.
3,065	9.00%, 8/15/12	3,087,987
5,350	10.75%, 8/15/14	5,590,750
Varietal Distribution Merger, Inc., Sr. Notes
725	10.25%, 7/15/15(5)	714,125
Viant Holdings, Inc.
4,127	10.125%, 7/15/17(5)	3,900,015
		$57,631,338
Industrial Equipment — 0.3%
Chart Industries, Inc., Sr. Sub. Notes
$2,170	9.125%, 10/15/15	$2,273,075
ESCO Corp., Sr. Notes
1,595	8.625%, 12/15/13(5)	1,630,887
ESCO Corp., Sr. Notes, Variable Rate
1,595	9.569%, 12/15/13(5)	1,602,975
		$5,506,937
Insurance — 0.1%
Alliant Holdings I, Inc.
$1,885	11.00%, 5/1/15(5)	$1,819,025
		$1,819,025
Leisure Goods / Activities / Movies — 2.5%
AMC Entertainment, Inc.
$5,170	11.00%, 2/1/16	$5,622,375
Amscan Holdings, Inc., Sr. Sub. Notes
5,580	8.75%, 5/1/14	5,301,000

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Leisure Goods / Activities / Movies (continued)
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
$2,170	12.50%, 4/1/13(5)	$2,115,750
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	9.894%, 4/1/12(5)	3,999,844
Marquee Holdings, Inc., Sr. Disc. Notes
8,180	9.505%, 8/15/14	6,973,450
Universal City Development Partners, Sr. Notes
15,040	11.75%, 4/1/10	15,829,600
Universal City Florida Holdings, Sr. Notes, Variable Rate
10,195	10.106%, 5/1/10	10,475,363
		$50,317,382
Lodging and Casinos — 4.0%
Buffalo Thunder Development Authority
$4,080	9.375%, 12/15/14(5)	$3,835,200
CCM Merger, Inc.
2,620	8.00%, 8/1/13(5)	2,528,300
Chukchansi EDA, Sr. Notes, Variable Rate
3,080	8.859%, 11/15/12(5)	3,095,400
Fontainebleau Las Vegas Casino
8,870	10.25%, 6/15/15(5)	8,337,800
Galaxy Entertainment Finance
1,600	9.875%, 12/15/12(5)	1,724,000
Galaxy Entertainment Finance, Variable Rate
1,760	10.409%, 12/15/10(5)	1,830,400
Greektown Holdings, LLC, Sr. Notes
1,140	10.75%, 12/1/13(5)	1,140,000
Indianapolis Downs, LLC & Capital Corp., Sr. Notes
1,925	11.00%, 11/1/12(5)	1,944,250
Inn of the Mountain Gods, Sr. Notes
5,795	12.00%, 11/15/10	6,142,700
Majestic HoldCo, LLC, (0.00% until 2008)
1,540	12.50%, 10/15/11(5)	1,101,100
Majestic Star Casino, LLC
3,965	9.50%, 10/15/10	3,925,350
MGM Mirage, Inc.
2,985	7.50%, 6/1/16	2,981,269
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
1,335	8.00%, 4/1/12	1,370,044
OED Corp./Diamond Jo, LLC
5,115	8.75%, 4/15/12	5,127,788
Pinnacle Entertainment Inc., Sr. Sub. Notes
2,620	7.50%, 6/15/15(5)	2,541,400

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos (continued)
Pokagon Gaming Authority, Sr. Notes
$1,180	10.375%, 6/15/14(5)	$1,309,800
San Pasqual Casino
1,215	8.00%, 9/15/13(5)	1,233,225
Seminole Hard Rock Entertainment, Variable Rate
1,930	8.194%, 3/15/14(5)	1,896,225
Station Casinos, Inc.
560	7.75%, 8/15/16	550,900
Station Casinos, Inc., Sr. Notes
1,050	6.00%, 4/1/12	979,125
Trump Entertainment Resorts, Inc.
16,880	8.50%, 6/1/15	14,390,200
Tunica-Biloxi Gaming Authority, Sr. Notes
3,405	9.00%, 11/15/15(5)	3,558,225
Turning Stone Resort Casinos, Sr. Notes
830	9.125%, 9/15/14(5)	863,200
Venetian Casino Resort/Las Vegas Sands Inc.
365	6.375%, 2/15/15	356,331
Waterford Gaming, LLC, Sr. Notes
6,461	8.625%, 9/15/14(5)	6,493,305
		$79,255,537
Nonferrous Metals / Minerals — 0.8%
Aleris International, Inc., Sr. Notes
$785	9.00%, 12/15/14	$712,388
Aleris International, Inc., Sr. Sub. Notes
5,245	10.00%, 12/15/16	4,641,825
Alpha Natural Resources, Sr. Notes
1,370	10.00%, 6/1/12	1,465,900
FMG Finance PTY, Ltd.
5,410	10.625%, 9/1/16(5)	6,437,900
FMG Finance PTY, Ltd., Variable Rate
2,195	9.621%, 9/1/11(5)	2,288,288
		$15,546,301
Oil and Gas — 3.9%
Allis-Chalmers Energy, Inc.
$970	8.50%, 3/1/17	$953,025
Allis-Chalmers Energy, Inc., Sr. Notes
4,730	9.00%, 1/15/14	4,812,775
Cimarex Energy Co., Sr. Notes
1,205	7.125%, 5/1/17	1,209,519
Clayton Williams Energy, Inc.
2,200	7.75%, 8/1/13	2,073,500

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Oil and Gas (continued)
Compton Pet Finance Corp.
$2,360	7.625%, 12/1/13	$2,271,500
Denbury Resources, Inc., Sr. Sub. Notes
520	7.50%, 12/15/15	530,400
El Paso Corp., Sr. Notes
2,305	9.625%, 5/15/12	2,523,436
Encore Acquisition Co., Sr. Sub. Notes
1,730	7.25%, 12/1/17	1,665,125
Inergy L.P./Finance, Sr. Notes
3,980	6.875%, 12/15/14	3,920,300
Ocean Rig Norway AS, Sr. Notes
2,565	8.375%, 7/1/13(5)	2,635,538
OPTI Canada, Inc.
1,795	7.875%, 12/15/14(5)	1,790,513
1,970	8.25%, 12/15/14(5)	1,984,775
Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	2,069,925
Petrohawk Energy Corp.
8,800	9.125%, 7/15/13	9,383,000
Petroplus Finance, Ltd.
430	6.75%, 5/1/14(5)	410,650
4,455	7.00%, 5/1/17(5)	4,209,975
Plains Exploration & Production Co.
2,800	7.00%, 3/15/17	2,674,000
Quicksilver Resources, Inc.
2,295	7.125%, 4/1/16	2,272,050
SemGroup L.P., Sr. Notes
5,990	8.75%, 11/15/15(5)	5,780,350
SESI, LLC
660	6.875%, 6/1/14	643,500
Sonat, Inc.
5,000	7.625%, 7/15/11	5,179,675
Stewart & Stevenson, LLC, Sr. Notes
4,075	10.00%, 7/15/14	4,207,438
United Refining Co., Sr. Notes
11,495	10.50%, 8/15/12	11,940,431
VeraSun Energy Corp.
1,170	9.875%, 12/15/12	1,165,613
		$76,307,013
Publishing — 1.3%
Dex Media West/Finance, Series B
$3,250	9.875%, 8/15/13	$3,481,563
Harland Clarke Holdings
1,030	9.50%, 5/15/15	942,450

Principal Amount (000's omitted)	Security	Value
Publishing (continued)
Idearc, Inc.
$2,440	8.00%, 11/15/16	$2,458,300
MediaNews Group, Inc., Sr. Sub. Notes
1,070	6.875%, 10/1/13	818,550
Nielsen Finance, LLC
3,130	10.00%, 8/1/14	3,309,975
R.H. Donnelley Corp.
5,380	8.875%, 10/15/17(5)	5,406,900
Reader's Digest Association, Inc., (The), Sr. Sub. Notes
9,535	9.00%, 2/15/17(5)	8,545,744
		$24,963,482
Radio and Television — 0.1%
Rainbow National Services, LLC, Sr. Sub. Debs.
$2,100	10.375%, 9/1/14(5)	$2,320,500
		$2,320,500
Rail Industries — 0.3%
American Railcar Industry, Sr. Notes
$1,940	7.50%, 3/1/14	$1,925,450
Kansas City Southern Mexico, Sr. Notes
2,530	7.625%, 12/1/13	2,593,250
1,055	7.375%, 6/1/14(5)	1,057,638
Kansas City Southern Railway Co.
1,035	9.50%, 10/1/08	1,063,463
		$6,639,801
Retailers (Except Food and Drug) — 2.7%
Bon-Ton Department Stores, Inc.
$1,860	10.25%, 3/15/14	$1,636,800
GameStop Corp.
14,515	8.00%, 10/1/12	15,222,606
Michaels Stores, Inc., Sr. Notes
3,080	10.00%, 11/1/14	3,118,500
Michaels Stores, Inc., Sr. Sub. Notes
3,850	11.375%, 11/1/16	3,859,625
Neiman Marcus Group, Inc.
3,420	9.00%, 10/15/15	3,625,200
10,670	10.375%, 10/15/15	11,656,975
Penny (JC) Co., Inc.
1,875	8.00%, 3/1/10	1,998,589
Sally Holdings, LLC, Sr. Notes
1,595	9.25%, 11/15/14	1,610,950

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Retailers (Except Food and Drug) (continued)
Toys "R" Us
$1,855	7.375%, 10/15/18	$1,456,175
Yankee Acquisition Corp., Series B
4,440	8.50%, 2/15/15	4,184,700
5,190	9.75%, 2/15/17	4,826,700
		$53,196,820
Steel — 0.5%
RathGibson, Inc.
$4,905	11.25%, 2/15/14	$5,088,938
Ryerson, Inc., Sr. Notes
540	12.00%, 11/1/15(5)	557,550
Ryerson, Inc., Sr. Notes, Variable Rate
360	12.574%, 11/1/14(5)	369,000
Steel Dynamics, Inc., Sr. Notes
3,805	7.375%, 11/1/12(5)	3,824,025
		$9,839,513
Surface Transport — 0.2%
CEVA Group PLC
$3,395	10.00%, 9/1/14(5)	$3,552,019
		$3,552,019
Telecommunications — 2.3%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
$2,820	10.125%, 6/15/13	$3,010,350
Digicel Group, Ltd., Sr. Notes
3,225	9.25%, 9/1/12(5)	3,321,750
4,540	8.875%, 1/15/15(5)	4,250,802
7,618	9.125%, 1/15/15(5)	7,132,733
Intelsat Bermuda, Ltd.
3,560	9.25%, 6/15/16	3,711,300
Intelsat Bermuda, Ltd., Sr. Notes
1,270	5.25%, 11/1/08	1,258,888
Level 3 Financing, Inc.
2,480	9.25%, 11/1/14	2,349,800
Level 3 Financing, Inc. Sr. Notes
4,180	8.75%, 2/15/17	3,835,150
Qwest Capital Funding, Inc.
1,735	7.00%, 8/3/09	1,748,013
870	7.90%, 8/15/10	896,100
Qwest Communications International, Inc.
6,540	7.50%, 2/15/14	6,654,450

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
Qwest Communications International, Inc., Sr. Notes
$670	7.50%, 11/1/08	$670,000
Qwest Corp., Sr. Notes
1,940	7.625%, 6/15/15	2,051,550
Qwest Corp., Sr. Notes, Variable Rate
1,000	8.944%, 6/15/13	1,071,250
Windstream Corp.
2,085	8.125%, 8/1/13	2,215,313
635	8.625%, 8/1/16	682,625
		$44,860,074
Utilities — 2.7%
AES Corp., Sr. Notes
$6,000	9.50%, 6/1/09	$6,270,000
3,565	8.75%, 5/15/13(5)	3,787,813
2,890	8.00%, 10/15/17(5)	2,929,738
Dynegy Holdings, Inc.
535	7.75%, 6/1/19(5)	504,906
Dynegy Holdings, Inc., Sr. Notes
995	8.375%, 5/1/16	1,002,463
Edison Mission Energy, Sr. Notes
1,750	7.50%, 6/15/13	1,782,813
2,200	7.00%, 5/15/17(5)	2,161,500
Energy Future Holdings, Sr. Notes
6,820	10.875%, 11/1/17(5)	6,930,825
NGC Corp.
4,395	7.625%, 10/15/26	3,922,538
NRG Energy, Inc.
140	7.25%, 2/1/14	140,350
3,610	7.375%, 1/15/17	3,600,975
NRG Energy, Inc., Sr. Notes
1,325	7.375%, 2/1/16	1,325,000
Orion Power Holdings, Inc., Sr. Notes
12,415	12.00%, 5/1/10	13,780,650
Reliant Energy, Inc., Sr. Notes
350	7.625%, 6/15/14	354,813
945	7.875%, 6/15/17	957,994
Texas Competitive Electric Holdings Co. LLC, Sr. Notes
4,490	10.25%, 11/1/15(5)	4,534,900
		$53,987,278
Total Corporate Bonds & Notes (identified cost $829,247,483)		$828,363,972

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Collateralized Mortgage Obligations — 9.8%
Principal Amount	Security	Value
$2,561	Federal Home Loan Mortgage Corp., Series 24, Class J, 6.25%, 11/25/23	$2,611,955
3,136	Federal Home Loan Mortgage Corp., Series 1497, Class K, 7.00%, 4/15/23	3,246,994
5,093	Federal Home Loan Mortgage Corp., Series 1529, Class Z, 7.00%, 6/15/23	5,260,425
4,439	Federal Home Loan Mortgage Corp., Series 1620, Class Z, 6.00%, 11/15/23	4,514,408
1,423	Federal Home Loan Mortgage Corp., Series 1677, Class Z, 7.50%, 7/15/23	1,515,237
9,649	Federal Home Loan Mortgage Corp., Series 1702, Class PZ, 6.50%, 3/15/24	9,939,994
432	Federal Home Loan Mortgage Corp., Series 1720, Class PJ, 7.25%, 1/15/24	437,720
7,386	Federal Home Loan Mortgage Corp., Series 2113, Class QG, 6.00%, 1/15/29	7,492,381
1,065	Federal Home Loan Mortgage Corp., Series 2122, Class K, 6.00%, 2/15/29	1,074,161
722	Federal Home Loan Mortgage Corp., Series 2130, Class K, 6.00%, 3/15/29	730,127
722	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29	750,672
5,384	Federal Home Loan Mortgage Corp., Series 2182, Class ZB, 8.00%, 9/15/29	5,798,473
3,793	Federal Home Loan Mortgage Corp., Series 2198, Class ZA, 8.50%, 11/15/29	4,124,350
17,175	Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, 8/15/27(6)	18,515,980
527	Federal National Mortgage Assn., Series 1988-14, Class I, 9.20%, 6/25/18	570,910
544	Federal National Mortgage Assn., Series 1989-1, Class D, 10.30%, 1/25/19	596,349
983	Federal National Mortgage Assn., Series 1989-34, Class Y, 9.85%, 7/25/19	1,087,412
691	Federal National Mortgage Assn., Series 1990-17, Class G, 9.00%, 2/25/20	751,741
297	Federal National Mortgage Assn., Series 1990-27, Class Z, 9.00%, 3/25/20	325,362
308	Federal National Mortgage Assn., Series 1990-29, Class J, 9.00%, 3/25/20	337,931
1,324	Federal National Mortgage Assn., Series 1990-43, Class Z, 9.50%, 4/25/20	1,473,143
461	Federal National Mortgage Assn., Series 1991-98, Class J, 8.00%, 8/25/21	494,049
3,758	Federal National Mortgage Assn., Series 1992-77, Class ZA, 8.00%, 5/25/22	4,043,454
255	Federal National Mortgage Assn., Series 1992-103, Class Z, 7.50%, 6/25/22	268,951
494	Federal National Mortgage Assn., Series 1992-113, Class Z, 7.50%, 7/25/22	524,061

Principal Amount	Security	Value
$972	Federal National Mortgage Assn., Series 1992-185, Class ZB, 7.00%, 10/25/22	$1,012,355
2,423	Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, 2/25/23	2,569,118
1,811	Federal National Mortgage Assn., Series 1993-22, Class PM, 7.40%, 2/25/23	1,900,350
2,921	Federal National Mortgage Assn., Series 1993-25, Class J, 7.50%, 3/25/23	3,080,087
5,593	Federal National Mortgage Assn., Series 1993-30, Class PZ, 7.50%, 3/25/23	5,896,338
6,542	Federal National Mortgage Assn., Series 1993-42, Class ZQ, 6.75%, 4/25/23	6,822,951
1,037	Federal National Mortgage Assn., Series 1993-56, Class PZ, 7.00%, 5/25/23	1,077,253
1,175	Federal National Mortgage Assn., Series 1993-156, Class ZB, 7.00%, 9/25/23	1,233,672
8,615	Federal National Mortgage Assn., Series 1994-45, Class Z, 6.50%, 2/25/24(6)	8,856,224
4,385	Federal National Mortgage Assn., Series 1994-89, Class ZQ, 8.00%, 7/25/24	4,797,799
4,224	Federal National Mortgage Assn., Series 1996-57, Class Z, 7.00%, 12/25/26	4,411,777
2,455	Federal National Mortgage Assn., Series 1997-77, Class Z, 7.00%, 11/18/27	2,569,134
1,834	Federal National Mortgage Assn., Series 1998-44, Class ZA, 6.50%, 7/20/28	1,887,194
912	Federal National Mortgage Assn., Series 1999-45, Class ZG, 6.50%, 9/25/29	935,338
7,820	Federal National Mortgage Assn., Series 2000-22, Class PN, 6.00%, 7/25/30(6)	7,932,888
1,715	Federal National Mortgage Assn., Series 2001-37, Class GA, 8.00%, 7/25/16	1,813,885
1,626	Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, 7/25/23	1,697,426
820	Federal National Mortgage Assn., Series G92-44, Class Z, 8.00%, 7/25/22	890,397
1,334	Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, 7/25/22	1,448,818
1,797	Federal National Mortgage Assn., Series G92-46, Class Z, 7.00%, 8/25/22	1,878,102
3,341	Federal National Mortgage Assn., Series G92-60, Class Z, 7.00%, 10/25/22	3,470,714
32,676	Federal National Mortgage Assn., Series G93-35, Class ZQ, 6.50%, 11/25/23(6)	33,791,333
6,919	Federal National Mortgage Assn., Series G93-40, Class H, 6.40%, 12/25/23(6)	7,092,434
7,998	Government National Mortgage Assn., Series 2002-45, Class PG, 6.00%, 3/17/32(6)	8,144,790
867	Government National Mortgage Assn., Series 2005-72, Class E, 12.00%, 11/16/15	1,004,585
Total Collateralized Mortgage Obligations (identified cost, $193,055,030)		$192,701,202

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Mortgage Pass-Throughs — 38.4%
Principal Amount (000's omitted)	Security	Value
Federal Home Loan Mortgage Corp.:
$4,853	5.50%, with maturity at 2014	$4,892,377
1,026	5.533%, with maturity at 2025(7)	1,010,586
6,014	6.00%, with various maturities to 2026	6,150,193
44,408	6.50%, with various maturities to 2028(6)	46,087,276
81,654	7.00%, with various maturities to 2031(6)	84,934,577
737	7.13%, with maturity at 2023	780,494
52,327	7.50%, with various maturities to 2029(6)	55,814,784
1,111	7.65%, with maturity at 2022	1,192,965
215	7.70%, with maturity at 2022	231,783
22,913	8.00%, with various maturities to 2030	24,796,802
664	8.25%, with maturity at 2020	709,144
1,834	8.30%, with maturity at 2020	2,003,020
17,944	8.50%, with various maturities to 2031	19,415,983
77	8.75%, with maturity at 2010	77,608
6,640	9.00%, with various maturities to 2031	7,305,533
5,530	9.50%, with various maturities to 2025	6,166,587
890	10.00%, with maturity at 2020	1,011,077
828	10.50%, with maturity at 2020	950,052
1,206	12.00%, with maturity at 2020	1,366,230
68	13.00%, with maturity at 2015	79,603
		$264,976,674
Federal National Mortgage Assn.:
$15,955	5.50%, with various maturities to 2028(6)	$16,030,384
7,261	5.569%, with maturity at 2036(7)	7,175,092
16,636	6.00%, with various maturities to 2026	16,954,364
21,705	6.344%, with maturity at 2032(6)(7)	21,777,002
61,723	6.50%, with various maturities to 2031(6)	63,837,761
784	6.75%, with maturity at 2023(8)	819,109
92,546	7.00%, with various maturities to 2031(6)	96,786,831
4,929	7.222%, with maturity at 2022(6)(7)	4,993,555
20,261	7.50%, with various maturities to 2031	21,550,810
15,389	8.00%, with various maturities to 2031	16,576,747
82	8.25%, with maturity at 2018(8)	88,609
3,517	8.43%, with maturity at 2027(8)	3,878,700
17,892	8.50%, with various maturities to 2030	19,648,087
1,664	8.633%, with maturity at 2028(8)	1,807,767
1,038	8.684%, with maturity at 2029(8)	1,130,447
1,573	8.769%, with maturity at 2027(8)	1,735,427
20,700	9.00%, with various maturities to 2027	22,923,767
595	9.304%, with maturity at 2024(8)	643,267

Principal Amount (000's omitted)	Security	Value
$9,969	9.50%, with various maturities to 2030	$11,141,801
1,086	9.601%, with maturity at 2018(7)	1,202,481
1,887	10.00%, with various maturities to 2020	2,148,974
1,837	10.229%, with maturity at 2025(8)	2,085,373
2,086	10.358%, with maturity at 2019(7)	2,329,613
1,728	10.50%, with maturity at 2021	1,967,108
719	11.50%, with maturity at 2016	814,058
45	12.50%, with maturity at 2011	49,311
		$340,096,445
Government National Mortgage Assn.:
$5,143	6.00%, with maturity at 2024	$5,255,391
28,480	6.50%, with maturity at 2024(6)	29,598,936
9,748	7.00%, with various maturities to 2025	10,301,970
30,407	7.50%, with various maturities to 2031	32,550,726
41,945	8.00%, with various maturities to 2034(6)	45,533,636
978	8.30%, with maturity at 2020	1,060,283
2,047	8.50%, with various maturities to 2022	2,212,622
9,777	9.00%, with various maturities to 2026	10,878,117
14,119	9.50%, with various maturities to 2026	15,978,273
866	10.00%, with maturity at 2019	991,237
		$154,361,191
Total Mortgage Pass-Throughs (identified cost $759,533,155)		$759,434,310
Asset-Backed Securities — 0.3%
Principal Amount (000's omitted)	Security	Value
$760	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate 7.449%, 2/24/19(4)(5)	$683,115
1,000	Babson Ltd., Series 2005-1A, Class C1, Variable Rate 7.193%, 4/15/19(4)(5)	885,057
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate 7.293%, 1/15/19(4)(5)	896,952
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate 7.95%, 8/11/16(4)(5)	930,130
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate 11.224%, 3/8/17(4)	928,087
500	Centurion CDO 9 Ltd., Series 2005-9A, 9.35%, 7/17/19(4) Class Note	436,750
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate 7.534%, 7/30/16(4)(5)	1,386,901
489	Sonata Securities S.A., Series 2006-6 8.85%, 12/28/07	488,855
Total Asset-Backed Securities (identified cost $7,236,563)		$6,635,847

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Convertible Bonds — 0.2%
Principal Amount	Security	Value
$3,540,000	L-3 Communications Corp.(5)	$4,301,100
Total Convertible Bonds (identified cost $3,578,781)		$4,301,100
Common Stocks — 0.4%
Shares	Security	Value
142,857	Anchor Glass Container Corp.	$3,874,996
2,484	Environmental Systems Products Holdings, Inc.(4)(9)(10)	0
49,710	Time Warner Cable, Inc., Class A(9)	1,421,209
331,790	Trump Entertainment Resorts, Inc.(9)	2,584,644
Total Common Stocks (identified cost $11,971,136)		$7,880,849
Convertible Preferred Stocks — 0.1%
Shares	Security	Value
2,500,000	Adelphia, Inc., 13.00%	$453,125
11,070	Chesapeake Energy Corp., 4.50%	1,164,121
4,958	Crown Castle International Corp., 6.25% (PIK)	298,100
Total Convertible Preferred Stocks (identified cost $1,309,893)		$1,915,346
Preferred Stocks — 0.2%
Shares/Units	Security	Value
2,484	Environmental Systems Products Holdings Preferred, Series A(4)(9)(10)	$43,470
4,909	Fontainebleau Resorts LLC (PIK)(4)(10)	4,683,929
Total Preferred Stocks (identified cost $4,952,219)		$4,727,399
Miscellaneous — 0.0%
Shares	Security	Value
2,496,146	Adelphia Recovery Trust(9)	$216,865
Total Miscellaneous (identified cost $0)		$216,865

Short-Term Investments — 1.4%
Description	Interest/ Principal Amount (000's omitted)		Value
Investment in Cash Management Portfolio, 4.83%(11)		$15,475	$15,475,157
RBS Time Deposit, 3.98%, 11/1/07	EUR	7,701	11,142,011
Total Short-Term Investments (identified cost $26,617,168)			$26,617,168
Total Investments — 157.0% (identified cost $3,130,023,523)			$3,104,993,090
Less Unfunded Loan Commitments — (0.5)%			$(9,841,376)
Net Investments — 156.5% (identified cost $3,120,182,148)			$3,095,151,714
Other Assets, Less Liabilities — (16.0)%			$(317,373,882)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.5)%			$(800,323,005)
Net Assets Applicable to Common Shares — 100.0%			$1,977,454,827

DIP - Debtor In Posession

PIK - Payment In Kind

REIT - Real Estate Investment Trust

EUR - Euro

GBP - British Pound

*  In U.S. dollars unless otherwise indicated.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  This Senior Loan will settle after October 31, 2007, at which time the interest rate will be determined.

(3)  Unfunded or partially unfunded loan commitments. See Note 1H for description.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $221,862,628 or 11.2% of the Fund's net assets applicable to common shares.

(6)  All or a portion of this security was on loan at October 31, 2007.

(7)  Adjustable rate mortgage.

(8)  Weighted average fixed-rate coupon that changes/updates monthly.

(9)  Non-income producing security.

(10)  Restricted security.

(11)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2007.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of October 31, 2007

Assets
Unaffiliated investments, at value including $296,121,069 of securities on loan (identified cost, $3,104,706,991)	$3,079,676,557
Affiliated investment, at value (identified cost, $15,475,157)	15,475,157
Cash	1,000,000
Foreign currency, at value (identified cost, $2,733,364)	2,750,796
Receivable for investments sold	13,376,016
Dividends and interest receivable	37,836,717
Interest receivable from affiliated investment	87,819
Receivable for open swap contracts	70,522
Prepaid expenses	103,580
Total assets	$3,150,377,164
Liabilities
Collateral for securities loaned	$326,613,883
Payable for investments purchased	42,797,754
Payable to affiliate for investment advisory fee	1,446,709
Payable for open forward foreign currency contracts	1,261,614
Payable to affiliate for Trustees' fees	2,969
Accrued expenses	476,403
Total liabilities	$372,599,332
Auction preferred shares (32,000 shares outstanding) at liquidation value plus cumulative unpaid dividends	$800,323,005
Net assets applicable to common shares	$1,977,454,827
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 112,462,747 shares issued and outstanding	$1,124,627
Additional paid-in capital	2,128,293,687
Accumulated net realized loss (computed on the basis of identified cost)	(131,429,324)
Accumulated undistributed net investment income	6,251,955
Net unrealized depreciation (computed on the basis of identified cost)	(26,786,118)
Net assets applicable to common shares	$1,977,454,827
Net Asset Value Per Common Share
($1,977,454,827 ÷ 112,462,747 common shares issued and outstanding)	$17.58

Statement of Operations

For the Six Months Ended
October 31, 2007

Investment Income
Interest	$101,792,422
Dividends	38,631
Securities lending income, net	3,499,751
Interest income allocated from affiliated investment	1,053,877
Expenses allocated from affliated investment	(97,792)
Total investment income	$106,286,889
Expenses
Investment adviser fee	$11,773,914
Trustees' fees and expenses	18,250
Preferred shares remarketing agent fee	1,008,219
Custodian fee	337,311
Legal and accounting services	183,356
Printing and postage	123,961
Transfer and dividend disbursing agent fees	32,753
Miscellaneous	92,085
Total expenses	$13,569,849
Deduct — Reduction of custodian fee	$6,289
Reduction of investment adviser fee	3,164,697
Total expense reductions	$3,170,986
Net expenses	$10,398,863
Net investment income	$95,888,026
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$5,475,278
Swap contracts	24,533
Foreign currency transactions	(7,655,643)
Net realized loss	$(2,155,832)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(67,704,761)
Swap contracts	(8,106)
Foreign currency	(1,565,481)
Net change in unrealized appreciation (depreciation)	$(69,278,348)
Net realized and unrealized loss	$(71,434,180)
Distributions to preferred shareholders
From net investment income	(21,950,530)
Net increase in net assets from operations	$2,503,316

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
From operations — Net investment income	$95,888,026	$190,390,749
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(2,155,832)	8,315,440
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency and forward foreign currency exchange contracts	(69,278,348)	22,709,443
Distributions to preferred shareholders — From net investment income	(21,950,530)	(40,156,508)
Net increase in net assets from operations	$2,503,316	$181,259,124
Distributions to common shareholders — From net investment income	$(85,056,425)	$(169,333,751)
Total distributions to common shareholders	$(85,056,425)	$(169,333,751)
Capital share transactions — Reinvestment of distributions to common shareholders	$3,165,285	$9,170,158
Total increase in net assets from capital share transactions	$3,165,285	$9,170,158
Net increase (decrease) in net assets	$(79,387,824)	$21,095,531
Net Assets Applicable to Common Shares
At beginning of period	$2,056,842,651	$2,035,747,120
At end of period	$1,977,454,827	$2,056,842,651
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$6,251,955	$10,334,806

Statement of Cash Flows (Unaudited)

Six Months Ended October 31, 2007
Cash flows from operating activities Net increase in net assets from operations	$2,503,316
Distributions to preferred shareholders	21,950,530
Net increase in net assets from operations excluding distributions to preferred shareholders from net investment income	$24,453,846
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Investments purchased	(2,013,631,124)
Investments sold	1,979,742,291
Increase in short-term investments	(231,763)
Net amortization of premium (discount)	7,902,495
Increase in dividends and interest receivable	(2,653,796)
Increase in payable for investments purchased	24,343,923
Increase in recievable for investments sold	(8,180,360)
Decrease in receivable for open swap contracts	8,106
Decrease in interest receivable from affiliate	101,161
Increase in prepaid expenses	(14,550)
Increase in payable for open forward foreign currency contracts	980,832
Increase in payable to affiliate for investment advisory fee	44,558
Increase in payable to affiliate for Trustees' fees	435
Increase in unfunded loan commitments	5,666,638
Decrease in collateral for securities loaned	(3,876,487)
Decrease in accrued expenses	(110,299)
Net change in unrealized (appreciation) depreciation on investments	67,704,761
Realized (gain) loss on investments	(5,475,278)
Net cash provided by operating activities	$76,775,389
Cash flows from financing activities Cash distributions paid to common shareholders net of reinvestments $(81,891,140) Distributions to preferred shareholders from net investment income	(22,043,393)
Net cash used in financing activities	$(103,934,533)
Net decrease in cash	$(27,159,144)
Cash at beginning of period	$30,909,940
Cash at end of period	$3,750,796
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of :	$3,165,285

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended October 31, 2007		Year Ended April 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)		2004(1)(2)
Net asset value — Beginning of period (Common shares)	$18.320		$18.210	$18.430	$19.070		$19.100	(3)
Income (loss) from operations
Net investment income	$0.853	(4)	$1.701 (4)	$1.512 (4)	$1.373	(4)	$1.061	(4)
Net realized and unrealized gain (loss)	(0.641	)(4)	0.281 (4)	0.048 (4)	(0.254	)(4)	0.426	(4)
Distributions to preferred shareholders From net investment income	(0.195)		(0.359)	(0.267)	(0.153)		(0.075)
Total income from operations	$0.017		$1.623	$1.293	$0.966		$1.412
Less distributions to common shareholders
From net investment income	$(0.757)		$(1.513)	$(1.513)	$(1.606)		$(1.345)
Total distributions to common shareholders	$(0.757)		$(1.513)	$(1.513)	$(1.606)		$(1.345)
Preferred and Common shares offering costs charged to paid-in capital	$—		$—	$—	$—		$(0.011)
Preferred shares underwriting discounts	$—		$—	$—	$—		$(0.086)
Net asset value — End of period (Common shares)	$17.580		$18.320	$18.210	$18.430		$19.070
Market value — End of period (Common shares)	$15.960		$18.700	$17.090	$17.690		$17.810
Total Investment Return on Net Asset Value(5)	0.30	%(11)	9.42%	7.72%	5.29%		7.22	%(6)(11)
Total Investment Return on Market Value(5)	(10.79	)%(11)	19.01%	5.32%	8.22%		0.13	%(6)(11)

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended October 31, 2007		Year Ended April 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)(2)
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$1,977,455		$2,056,843	$2,035,747	$2,060,484	$2,118,909
Ratios (As a percentage of average net assets applicable to common shares)(7):
Expenses before custodian fee reduction	1.04	%(8)	1.02%	1.00%	1.01%	0.93	%(8)
Expenses after custodian fee reduction	1.04	%(8)	1.02%	1.00%	1.01%	0.93	%(8)
Net investment income	9.53	%(8)	9.39%	8.27%	7.29%	6.02	%(8)
Portfolio Turnover	64%		49%	53%	60%	72%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets applicable to common shares and preferred shares)(7):
Expenses before custodian fee reduction	0.74	%(8)	0.73%	0.72%	0.71%	0.67	%(8)
Expenses after custodian fee reduction	0.74	%(8)	0.73%	0.72%	0.71%	0.67	%(8)
Net investment income	6.80	%(8)	6.73%	5.94%	5.16%	4.37	%(8)
Senior Securities:
Total preferred shares outstanding	32,000		32,000	32,000	32,000	38,000
Asset coverage per preferred share(9)	$86,806		$89,289	$88,630	$89,395	$80,762
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, May 30, 2003, to April 30, 2004.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.900 per share paid by the shareholder from the $20.000 offering price.

(4)  For Federal Income tax purposes, net investment income per share was $0.915, $1.899, $1.807, $1.699 and $1.531 and net realized and unrealized loss per share was $0.703, $0.080, $0.247, $0.580 and $0.044 for the six months ended October 31, 2007 and the years ended April 30, 2007, 2006, 2005 and the period ended April 30, 2004, respectively. Computed using average common shares outstanding.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

(11)  Not annualized.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end management investment company. The Fund's investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income. The Fund pursues its objectives by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities; senior, secured floating-rate loans made to corporate and other business entities (Senior Loans); and corporate bonds of below investment grade quality (Non-Investment Grade Bonds).

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (including collateralized mortgage obligations and certain MBS) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned 30-year fixed rate MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value.

Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques; (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analysis for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior loans are valued in the same manner as Senior Loans. Fair value determinations are made by the portfolio managers of a Fund based on information available to such managers. The portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio manager of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Over-the-counter options are valued at the mean between the bid and the asked price provided by dealers. Securities listed on foreign or U.S. securities exchanges generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price. Financial futures contracts listed on commodity exchanges and options thereon are valued at closing settlement prices. Credit default swaps are valued by the broker-dealer (usually the counter-party to the agreement). Other portfolio securities for which there are no quotations or valuations and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the New York Stock Exchange which will not be reflected in the

Eaton Vance Limited Duration Income Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

computation of the Fund's net asset value (unless the Fund deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Fund may rely on an independent fair valuation service in making any such adjustment as to the value of a foreign equity security.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of EVM. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified costs.

D  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At April 30, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $114,304,010 which will reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on April 30, 2012 ($26,481,368), April 30, 2013 ($40,885,552), April 30, 2014 ($28,843,098) and April 30, 2015 ($18,093,992).

Additionally, at April 30, 2007, the Fund had a net capital loss of $331,258 attributable to security transactions incurred after October 31, 2006. This net capital loss is treated as arising on the first day of the Fund's taxable year ending April 30, 2008.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of October 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Offering Costs — Costs incurred by the Fund in connection with the offering of its common and preferred shares are recorded as a reduction of additional paid-in capital applicable to common shares.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Eaton Vance Limited Duration Income Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

L  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

M  Credit Default Swaps — The Fund may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Fund segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the counterparty may be unable to fulfill the transaction.

N  When Issued and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the

Eaton Vance Limited Duration Income Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

O  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments.

P  Interim Financial Statements — The interim financial statements relating to October 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares (APS)

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The number of APS issued and outstanding as of October 31, 2007 is as follows:

APS Issued and Outstanding
Series A	6,400
Series B	6,400
Series C	6,400
Series D	6,400
Series E	6,400

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the 1940 Act. The Fund pays an annual fee equivalent to 0.25% of the liquidation value for the remarketing efforts associated with APS auctions.

3  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rate for the APS at October 31, 2007, and the amount of dividends paid to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months ended October 31, 2007 were as follows:

Series	APS Dividend Rates at October 31, 2007	Dividends Paid to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges
A	5.20%	$4,415,883	5.47%	4.90% – 7.50%
B	5.05%	$4,422,472	5.48%	4.75% – 7.50%
C	4.90%	$4,384,076	5.44%	4.80% – 6.60%
D	5.30%	$4,362,224	5.41%	4.75% – 7.50%
E	4.89%	$4,365,875	5.41%	4.80% – 7.25%

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

Eaton Vance Limited Duration Income Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The tax character of the distributions declared for the six months ended October 31, 2007 and for the year ended April 30, 2007 was as follows:

	October 31, 2007	April 30, 2007
Distributable declared from:
Ordinary income	$107,006,955	$209,490,259

During the six months ended October 31, 2007, paid-in capital was decreased by $3,090,301, accumulated undistributed net investment income was increased by $7,036,078, and accumulated net realized loss was increased by $3,945,777 due to differences between book and tax accounting, primarily for paydown gains/losses on mortgage-backed securities, premium amortization and tax accounting for straddles. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of October 31, 2007, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$5,642,562
Unrealized depreciation	(36,258,619)
Capital loss carryforward	(121,341,963)
Other temporary differences	(5,467)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to premium amortization and wash sales.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund's weekly gross assets and is payable monthly. The portion of the advisory fee payable by Cash Management on the Fund's investment of cash therein is credited against the Fund's advisory fee. For the six months ended October 31, 2007, the Fund's advisory fee totaled $11,867,614 of which $93,700 was allocated from Cash Management and $11,773,914 was paid or accrued directly by the Fund.

EVM has contractually agreed to reimburse the Fund for fees and other expenses at an annual rate of 0.20% of the average weekly gross assets of the Fund for the first five full years of its operations, 0.15% of the Fund's average weekly gross assets in year six, 0.10% in year seven and 0.05% in year eight. Pursuant to this agreement, EVM waived $3,164,697 of its advisory fee for the six months ended October 31, 2007. EVM also serves as the administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including paydowns and principal repayments on mortgage-backed securities, for the six months ended October 31, 2007 were as follows:

Purchases
Investments (non-U.S. Government)	$1,849,680,934
U.S. Government and agency securities	163,950,190
$2,013,631,124
Sales
Investments (non-U.S. Government)	$1,865,704,285
U.S. Government and agency securities	114,038,006
$1,979,742,291

6  Securities Lending Agreement

The Fund has established a securities lending agreement in which the Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and the Fund invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Fund offsets a portion of the interest income received and amounted to $9,442,689 for the six months ended October 31, 2007. At October 31, 2007, the value of the securities loaned and the value of the collateral amounted to $296,121,069 and $326,613,883, respectively. In the event of counterparty default, the Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the

Eaton Vance Limited Duration Income Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

collateral. The Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7  Common Shares of Beneficial Interest

The Fund may issue shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

	Six Months Ended October 31, 2007 (Unaudited)	Year Ended April 30, 2007
Issued to shareholders electing to receive payments of distributions in Fund shares	174,249	504,516
Net increase	174,249	504,516

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,129,654,649
Gross unrealized appreciation	$18,895,367
Gross unrealized depreciation	(53,398,302)
Net unrealized depreciation	$(34,502,935)

The net unrealized depreciation on swap contracts, foreign currency transactions and forward foreign currency exchange contracts at October 31, 2007 on a federal income tax basis was $1,755,685.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts, interest rate swaps and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Depreciation
11/30/07	Euro	United States Dollar
	75,455,000	108,529,945	$(684,331)
11/30/07	Great British Pound	United States Dollar
	29,270,000	60,174,144	(577,283)
			$(1,261,614)

Eaton Vance Limited Duration Income Fund as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000s)	Pay/ Receive Annual Fixed Rate	Termination Date	Unrealized Appreciation
Lehman Brothers, Inc.	Inergy	Buy	$2,000	2.4%	3/20/2010	$70,522

At October 31, 2007 the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11  Restricted Securities

At October 31, 2007, the Fund owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Units	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$0
Preferred Stocks
Environmental Systems Products Holdings Preferred, Series A	10/25/07	2,484	$43,470	$43,470
Fontainebleau Resorts LLC (PIK)	5/24/07	4,909	4,908,749	4,683,929
			$4,952,219	$4,727,399

12  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Limited Duration Income Fund

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Limited Duration Income Fund

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Limited Duration Income Fund
c/o PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders

As of October 31, 2007, our records indicate that there are 121 registered shareholders and approximately 108,972 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbol

The American Stock Exchange symbol is EVV.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Limited Duration Income Fund (the "Fund"), and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in senior secured floating-rate loans, mortgage-backed securities and high-yield bonds. Specifically, the Board considered the Adviser's in-house research capabilities as well as other resources available to personnel of the Adviser, including research services. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year and three-year periods ending September 30, 2006 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Limited Duration Income Fund

INVESTMENT MANAGEMENT

Officers
Payson F. Swaffield
President
Christine M. Johnston
Vice President
Scott H. Page
Vice President
Susan Schiff
Vice President
Mark S. Venezia
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Investment Adviser of Eaton Vance Limited Duration Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Limited Duration Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
State Street Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-9653
(800) 331-1710

Eaton Vance Limited Duration Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

1856-12/07  CE-LDISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 11, 2007

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 11, 2007